As filed with the U.S. Securities and Exchange Commission on December 20, 2010
File No. ____________

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. ☐
JOHN HANCOCK FUNDS III
(Exact Name of Registrant as Specified in Charter)
601 Congress Street
Boston, Massachusetts 02110
(Address of Principal Executive Offices)
(617) 663-3241
(Registrant’s Area Code and Telephone Number)

Nicholas J. Kolokithas	With copies to:
601 Congress Street Boston, Massachusetts 02110 (Name and Address of Agent for Service)	Mark P. Goshko, Esq. K&L Gates LLP One Lincoln Street Boston, Massachusetts 02111
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT
(Approximate Date of Proposed Public Offering)
TITLE OF SECURITIES BEING REGISTERED:
Shares of beneficial interest of Registrant
Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.
It is proposed that this filing will become effective on January 19, 2011 pursuant to Rule 488 under the Securities Act of 1933.

JOHN HANCOCK FUNDS III
CONTENTS OF REGISTRATION STATEMENT
This Registration Statement contains the following papers and documents:
     Cover Sheet
     Contents of Registration Statement
          President’s Letter
          Notice of Special Meeting to Shareholders
          Part A — Proxy Statement and Prospectus
          Part B — Statement of Additional Information
          Part C — Other Information
          Signature Page
          Exhibits

Important Information

JOHN HANCOCK MUTUAL FUNDS [January 19, 2011]
Dear Shareholder,
I am writing to ask for your assistance with an important issue regarding your investment in John Hancock Growth Opportunities Fund. After careful consideration, your fund’s trustees have unanimously approved the reorganization and merger of your fund into John Hancock Small Company Fund, but your vote is required to complete the merger.
The attached proxy statement and prospectus explains this proposal, which will be presented for approval at a Special Meeting of Shareholders at John Hancock’s home office on Wednesday, March 23, 2011.
Among other things, the proxy statement and prospectus contains information about the advantages that may result from the passage of this proposal, and I strongly encourage you to read it before voting. Broadly speaking, these advantages include becoming a shareholder in one larger fund with similar investment objectives — your fund seeks long-term capital growth, while John Hancock Small Company Fund seeks maximum long-term total return. The combined fund may be better positioned in the market to increase asset size and achieve economies of scale, which may lead to lower per-share fund expenses in the future as duplicative resources and costs, such as legal, accounting, transfer agency services, insurance, custodial and administrative services, are combined. Further, as the chart below indicates, the absolute returns of John Hancock Small Company Fund generally have been greater than those of your fund.
     Average Annual Total Return at Net Asset Value for Periods Ended [December 31, 2010] (Class A)

	YTD	1-Year	3-Year	5-Year
John Hancock Small Company Fund
John Hancock Growth Opportunities Fund
Past performance does not indicate future results. For additional performance information concerning the funds covering different periods, please refer to the attached proxy statement and prospectus under the heading “Fund Past Performance.”
In the reorganization, your fund’s Class A, Class B and Class C shareholders will receive Class A shares of the Small Company Fund, and your fund’s Class I shareholders will receive Class I shares of the Small Company Fund. The Small Company Fund’s total Class A expenses are lower than those of your fund’s Class A, Class B and Class C shares. In addition, although your fund’s Class I net expenses are currently lower than those of the Small Company Fund’s Class I shares due to contractual expense caps, John Hancock Investment Management Services, LLC, each fund’s investment adviser, has agreed to limit the net expenses of the Small Company Fund’s Class I shares to 1.04% (the same expense ratio as that of your fund’s Class I shares) for one year after the closing date of the reorganization. This agreement may not take effect, however, if the reorganization does not receive shareholder approval.
No matter how large or small your fund holdings, your vote is extremely important and makes a difference. I encourage you to exercise your right as a shareholder to participate in your fund’s governance by reviewing the proxy statement and prospectus and then casting your vote via the Internet, by telephone, by mail or in person at the Special Meeting on March 23, 2011. Instructions for voting are on the enclosed proxy card(s), and voting as soon as possible helps avoid the cost of further mailings or phone solicitations.
I am confident that the proposed change will help us better serve you and all of the Growth Opportunities Fund’s shareholders. Thank you for your active participation in this important matter involving your fund.
Sincerely,
/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

JOHN HANCOCK GROWTH OPPORTUNITIES FUND (the “fund”)
(a series of John Hancock Funds III)
601 Congress Street
Boston, Massachusetts 02210
Notice of Special Meeting of Shareholders
Scheduled for March 23, 2011
This is the formal agenda for the fund’s shareholder meeting. It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.
To the shareholders of the fund:
A shareholder meeting of the fund will be held at 601 Congress Street, Boston, Massachusetts 02210, on Wednesday, March 23, 2011, at 2:00 pm, Eastern Time, to consider the following:
1.	A proposal to approve an Agreement and Plan of Reorganization between the fund and John Hancock Small Company Fund (“Small Company”). Under this agreement, the fund would transfer all of its assets to Small Company in exchange for shares of Small Company. These shares would be distributed, as described in the accompanying proxy statement and prospectus, proportionately to you and the other shareholders of the fund. Small Company also would assume the fund’s liabilities. Your fund’s Board of Trustees recommends that you vote FOR this proposal.

2.	Any other business that may properly come before the meeting.
Shareholders of record as of the close of business on January 7, 2011, are entitled to vote at the meeting and any adjourned session(s) of the meeting.
Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card(s). If shareholders do not return their proxies in sufficient numbers, it may result in the need for additional shareholder solicitation efforts.
Important Notice Regarding the Availability of Proxy Materials for the
Shareholder Meeting to be Held on March 23, 2011.
The proxy statement and prospectus, as well as Small Company’s prospectus and annual and semiannual reports, are available at
www.jhfunds.com.
By order of the Board of Trustees,
Thomas M. Kinzler
Secretary
Boston, Massachusetts
[January 19, 2011]

PROXY STATEMENT of
John Hancock Growth Opportunities Fund
(“Growth Opportunities,” the “Acquired Fund” or “your fund”), a series of John Hancock Funds III (the “Trust”)
PROSPECTUS for
John Hancock Small Company Fund
(“Small Company” or the “Acquiring Fund”),
also a series of the Trust
The address of the Acquired Fund and the Acquiring Fund is 601 Congress Street, Boston, Massachusetts 02210.
* * * * * *
This proxy statement and prospectus contains the information shareholders should know before voting on the proposed reorganization of their fund. Please read it carefully and retain it for future reference.
How the Reorganization Will Work
•	Your fund will transfer all of its assets to Small Company. Small Company will assume your fund’s liabilities.

•	Small Company will issue Class A shares to your fund in an amount equal to the value of your fund’s net assets attributable to its Class A, Class B and Class C shares, as applicable. These shares will be distributed to your fund’s Class A, Class B and Class C shareholders, as applicable, in proportion to their holdings on the reorganization date.

•	Small Company will issue Class I shares to your fund in an amount equal to the value of your fund’s net assets attributable to its Class I shares. These shares will be distributed to your fund’s Class I shareholders in proportion to their holdings on the reorganization date.

•	No front-end sales charges will be imposed on shares of Small Company received by shareholders of the Acquired Fund.

•	Your fund will be terminated and shareholders of your fund will become shareholders of Small Company.

•	For federal income tax purposes, the reorganization is not intended to result in income, gain or loss being recognized by your fund, Small Company, or the shareholders of your fund.
Rationale for the Reorganization
The reorganization is intended to consolidate the Acquired Fund with an equity fund with similar investment objectives advised by the same investment adviser as the adviser of your fund, John Hancock Investment Management Services, LLC (“JHIMS”). Your fund is subadvised by Grantham, Mayo, Van Otterloo & Co., LLC (“GMO”) and the Acquiring Fund is subadvised by Fiduciary Management Associates, LLC (“FMA”). The investment objectives of both funds are similar: Growth Opportunities seeks long-term capital growth, while Small Company seeks maximum long-term total return. Growth Opportunities, however, invests in both medium- and small-cap stocks in a “growth” investment style using quantitative models, whereas Small Company invests in small-cap stocks in a “value” investment style using fundamental research.
[The average annual total returns at net asset value of Class A shares of Small Company over the trailing year-to-date, one-, three- and five-year periods ended [December 31, 2010] have been greater than those of Class A, Class B or Class C shares of Growth Opportunities. Also, the average annual total return of Small Company’s Class I shares for the same periods have been greater than those of Growth Opportunities’ Class I shares.]
Although the advisory fee for Small Company is higher than that of Growth Opportunities, the overall operating expense ratios of Small Company’s Class A shares after the reorganization are expected to be lower than those of Growth Opportunities’ Class A, Class B and Class C shares. The overall operating expense ratios of Small Company’s Class I shares after the reorganization (1.10%) are expected to be somewhat higher than the expense ratios of Growth Opportunities’ Class I shares (1.04%). (Growth Opportunities and Small Company currently operate under expense limitation agreements that run through June 30, 2011 and July 31, 2011, respectively.) JHIMS has contractually agreed, however, to limit Small Company’s Class I expenses to 1.04% for one year after the date of the reorganization. This agreement may not take effect, however, if the reorganization does not receive shareholder approval.
The combined fund may be better positioned in the market to increase asset size and achieve economies of scale. Each fund incurs substantial operating costs for, among other things, insurance, accounting, legal and custodial services. The combination of these funds resulting from the reorganization may enable you to benefit from the ability to achieve better net prices on securities trades and spread fixed expenses in a manner that may contribute to a lower expense ratio in the long term than either fund would achieve separately.
Shares of the Acquiring Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Shares of the Acquiring Fund have not been approved or disapproved by the Securities and Exchange Commission (“SEC”). The SEC has not passed upon the accuracy or adequacy of this proxy statement and prospectus. Any representation to the contrary is a criminal offense.
Where to Get More Information

• The Small Company Class A shares prospectus dated July 1, 2010[, as supplemented through
[___________ ___, 201__], and/or
• The Small Company Class I shares prospectus dated July 1, 2010[, as supplemented through
[_________ ___, 201__]

In the same envelope as this proxy statement and prospectus. This document is incorporated by reference into (and therefore legally part of) this proxy statement and prospectus.

• The statement of additional information (“SAI”) dated [January 19, 2011], which relates to this proxy statement and prospectus and the reorganization, and contains additional information about the Acquired Fund and the Acquiring Fund
• The Small Company annual shareholder report dated March 31, 2010
• The Small Company semiannual shareholder report dated September 30, 2010
• The Small Company Class A, Class I, Class ADV, and Class NAV shares SAI dated July 1, 2010[, as supplemented through [___________ ___, 201__]
• The Growth Opportunities Class A, Class B and Class C shares prospectus dated July 1, 2010, as supplemented through December 9, 2010
• The Growth Opportunities Class I shares prospectus dated July 1, 2010, as supplemented through December 9, 2010
• The Growth Opportunities SAI dated July 1, 2010, as supplemented through [__________ ___, 201__]
• The Growth Opportunities annual shareholder report dated February 28, 2010
• The Growth Opportunities semiannual shareholder report dated August 31, 2010
These documents and additional information about the Acquired Fund and the Acquiring Fund are on file with the SEC and are available at no charge by writing to us or by calling our toll-free telephone number: 1-800-225-5291. Information in these documents is incorporated by reference into (and therefore legally part of) this proxy statement and prospectus.
To ask questions about this proxy statement and prospectus, call our toll-free telephone number: 1-800-225-5291.

The date of this proxy statement and prospectus is [January 19, 2011].

INTRODUCTION
This proxy statement and prospectus is being used by the Board of Trustees of the Trust (the “Board”) to solicit proxies to be voted at a special meeting of Growth Opportunities’ shareholders. This meeting will be held at 601 Congress Street, Boston, Massachusetts 02210, on Wednesday, March 23, 2011, at 2:00 pm., Eastern Time. The purpose of the meeting is to consider a proposal to approve an Agreement and Plan of Reorganization (the “Agreement”) providing for the reorganization of the Acquired Fund into Small Company (the “Reorganization”). This proxy statement and prospectus is being mailed to your fund’s shareholders on or about [January 28, 2011].
The proxy statement and prospectus includes information that is specific to the proposal, including summary comparisons. You should read the entire proxy statement and prospectus carefully, including Exhibits A and B, as well as the enclosed Class A and/or Class I prospectus of Small Company, as applicable, because they contain details that are not in the summary comparisons.
Who is Eligible to Vote?
Shareholders of record of the Acquired Fund on January 7, 2011 are entitled to attend and vote at the meeting and any adjourned session(s) of the meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders’ instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.
PROPOSAL — REORGANIZATION OF GROWTH OPPORTUNITIES
Approval of Agreement and Plan of Reorganization between
Growth Opportunities and Small Company
Under this Agreement, Growth Opportunities would transfer all of its assets to Small Company in exchange for shares of Small Company. These shares would be distributed proportionately to the shareholders of Growth Opportunities. Small Company would also assume the liabilities of Growth Opportunities. The Board unanimously recommends that shareholders vote FOR this proposal.
SUMMARY COMPARISONS OF ACQUIRED FUND TO ACQUIRING FUND
   COMPARISON OF THE FUNDS’ INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES

	Acquired Fund Growth Opportunities	Acquiring Fund Small Company
Business	Each fund operates as a diversified series of the Trust, an open-end investment management company organized as a Massachusetts business trust.
Net assets as of December 31, 2010	$_____ million	$_____ million
Investment adviser	JHIMS
Subadviser	GMO	FMA

   COMPARISON OF THE FUNDS’ INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES

	Acquired Fund Growth Opportunities	Acquiring Fund Small Company
Portfolio managers	Dr. Thomas Hancock
• Co-director of the Quantitative Equity Team
• Joined Growth Opportunities in January 2009
• Leads the management of international developed market and global quantitative equities portfolios
• Joined GMO in 1995
Sam Wilderman
• Co-director of the Quantitative Equity Team
• Joined Growth Opportunities at inception
• Leads the management of U.S. equity portfolios since 2005
• Joined GMO in 1996
Leo Harmon, CFA
• Portfolio manager
• Managed Small Company and its predecessor since 2006
• Managing director of FMA
• Joined FMA in 2003
• Over 16 years of investment experience
Kathryn Vorisek
• Lead portfolio manager
• Managed Small Company and its predecessor since 1998
• Joined FMA in 1996
• Chief investment officer of FMA since 2000
• Senior managing director of FMA
• Over 25 years of investment experience

Investment objective	The fund seeks long-term capital growth.	The fund seeks maximum long-term total return.
Principal investments	Under normal market conditions, the fund invests at least 80% of its net assets in small- and mid-cap companies and seeks to achieve its objective by outperforming its benchmark, the Russell 2500 Growth Index. The fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 2500 Index, and in companies with total market capitalizations similar to those of companies with stocks in the index (small and mid-cap companies). As of December 31, 2010, the market capitalizations of companies in the Russell 2500 Index ranged from $[___ million to $____ billion]. In addition, as of December 31, 2010, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately [$___ billion], and the median market capitalization was approximately [$___ million].

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of domestic companies that are smaller or less established in terms of revenues and have market capitalizations that are less than $2.5 billion at the time of initial purchase. At any given time, the fund may own stocks in several industries.
Investment strategies	The subadviser uses proprietary research and multiple quantitative models to identify small- and mid-cap company stocks the subadviser believes have improving fundamentals. The subadviser then narrows the selection to small- and mid-cap company	The subadviser employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadviser

COMPARISON OF THE FUNDS’ INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES

	Acquired Fund Growth Opportunities	Acquiring Fund Small Company
	stocks it believes have growth characteristics, and/or are undervalued. Generally, these growth stocks are trading at prices below what the manager believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the fund for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.	evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadviser believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community. The subadviser continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadviser attempts to mitigate excess risk through ownership of a portfolio with broad representation across market industries and sectors. The subadviser will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes and purchases of alternative investments with potentially higher returns. The subadviser generally will not sell a stock merely due to market appreciation outside the fund’s target capitalization range if it believes the company has growth potential.
Exchange-traded funds (“ETFs”)	The fund does not invest in ETFs as principal investment strategy.	The fund may invest in ETFs to a limited extent.
Derivatives	In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the- counter derivative instruments, including options and futures contracts to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.	The fund does not invest in derivatives as a principal investment strategy.
Temporary defensive positions	In abnormal market conditions, each fund may invest up to 100% of its assets in short-term, high-quality debt instruments, such as U.S. government securities, and cash. In these and other cases, the fund might not achieve its investment objective.
Active trading	Due to its investment strategy, each fund may buy and sell securities frequently. This may result in high transaction costs and additional capital gains tax liabilities than a fund with a buy and hold strategy.

In deciding whether to approve the Reorganization, you should consider the similarities and differences between Growth Opportunities and Small Company. As the above table indicates, generally, both funds invest in small-cap companies, while Growth Opportunities also invests in mid-cap companies. Growth Opportunities’ subadviser uses a growth style of investing using quantitative models, while Small Company’s subadviser uses a value style using fundamental research. The following is a discussion of the principal differences between the two funds.
Investment objectives. Growth Opportunities seeks long-term capital growth, while Small Company seeks maximum long-term total return. An investment’s “capital growth” consists of the increase in the market price of the investment, whereas an investment’s “total return” consists of market appreciation plus income from dividends and/or interest paid by the investment. Since investors typically receive little, if any, dividend income from medium- and/or small-cap stocks, however, there may be little practical difference between the two funds’ investment objectives.
Market capitalization. Growth Opportunities invests in mid- and small-cap companies with market capitalizations characteristic of companies listed in the Russell 2500 Index, as detailed above, while Small Company invests in small-cap companies with a market capitalization of less than $2.5 billion at time of purchase. As a result, Small Company invests in a narrower range of companies when compared to Growth Opportunities. FMA’s small-cap management style has produced superior returns for Small Company over certain periods, although the Growth Opportunities short-term performance is superior.
Growth v. value. In managing Growth Opportunities as a “growth” fund, GMO primarily seeks to invest in securities that are expected to experience relatively rapid earnings growth, while FMA, in managing Small Company as a “value” fund, primarily seeks to invest in companies whose securities are selling at prices below what FMA believes to be their fundamental value. Although there are rewards and risks inherent in both investing styles, FMA’s value management style has produced superior returns for Small Company over the recent 3- and 5-year periods.
Derivatives. Growth Opportunities may invest in futures and exchange-traded and over-the-counter options for hedging, asset substitution and risk management purposes, while Small Company does not invest in derivatives as a principal investment strategy. While engaging in derivative transactions may result in benefits to Growth Opportunities, the fund is subject to the risks inherent in such transactions, which are discussed in “Comparison of Investment Risks” below. Small Company, on the other hand, does not benefit from investing in derivatives and is not subject to the related risks of such practices.
ETFs. Small Company may invest in ETFs as part of its principal investment strategies, while such investments are not part of Growth Opportunities’ principal strategies. While the ability to invest in ETFs may afford Small Company some flexibility, particularly during periods when the subadviser does not perceive sufficient investment opportunities in individual companies, investing in ETFs will result in Small Company indirectly paying the expenses incurred in managing the ETFs’ assets. Management does not consider this difference to be substantial, however, as Small Company’s investment in ETFs under normal conditions historically has not exceeded 5% of that fund’s assets.
COMPARISON OF FUND CLASSES, EXPENSES AND DISTRIBUTION ARRANGEMENTS
COMPARISON OF THE FUNDS’ CLASSES OF SHARES
The following section details the characteristics and fees structures for each class of shares of the funds. Class A shares of both funds, and Class B and Class C shares of Growth Opportunities, are subject to distribution and service (Rule 12b-1) fees. Rule 12b-1 fees are paid out of a class’ assets on an ongoing basis. Over time, these fees will increase the cost of investments and may cost more than other types of sales charges.

Class A sales charges and Rule 12b-1 fees	Class A shares of each fund have the same characteristics and the same fee structures.
• Class A shares are offered with front-end sales charges ranging from 5% to 2% of the fund’s offering price, depending on the amount invested.
• Class A shares of each fund are subject to distribution and service (Rule 12b-1) fees equal to 0.30% of the average daily net assets of Class A shares.

• There is no front-end sales charge for investments of $1 million or more, but there is a contingent deferred sales charge (“CDSC”) ranging from 0.25% to 1.00% on Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase.
• An investor can combine multiple purchases of Class A shares of John Hancock funds to take advantage of breakpoints in the sales charge schedule.
• Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, as described in Small Company’s Class A prospectus and Growth Opportunities’ Class A, Class B and Class C prospectus.

Class B sales charges and Rule 12b-1 fees	Class B shares of Growth Opportunities have the following characteristics and fee structures.
• Class B shares are offered without a front-end sales charge, but are subject to a CDSC if sold within six years after purchase. The CDSC ranges from 1.00% to 5.00% of the original purchase cost or the current market value, whichever is less, of the Class B shares being sold, and depends on how long the shares are held. No CDSC is imposed on shares held for more than six years.
• Class B shares are subject to distribution and service (Rule 12b-1) fees equal to the annual rate of 1.00% of the average daily net assets of Class B shares.
• Class B shares’ CDSCs may be waived in certain cases, as described in the fund’s Class A, Class B and Class C prospectus.
• Class B shares automatically convert to Class A shares after eight years.

Class C sales charges and Rule 12b-1 fees	Class C shares of Growth Opportunities have the following characteristics and fee structures.
• Class C shares are offered without a front-end sales charge, but are subject to a CDSC of 1.00% of the original purchase cost or the current market value, whichever is less, of the Class C shares being sold within one year of purchase.
• Class C shares are subject to distribution and service fees (Rule 12b-1) equal to the annual rate of 1.00% of the average daily net assets of Class C shares.
• Class C shares’ CDSCs may be waived in certain cases, as described in the fund’s Class A, Class B and Class C prospectus.
• No automatic conversion to Class A shares, so distribution and service fees expenses continue at the Class C level throughout the life of the investment.

Class I sales charges and Rule 12b-1 fees	Class I shares of each fund have the same characteristics and fee structures.
• Class I shares are offered without a front-end sales charge or CDSC to certain types of investors if they also meet the minimum initial investment requirement for purchase of Class I shares, as described in the funds’ Class I prospectuses.
• Class I shares are not charged a distribution and service fee (Rule 12b-1).

COMPARISON OF BUYING, SELLING AND EXCHANGING SHARES (both funds have the same policy)

Buying shares	Investors may buy shares at their public offering price through a financial representative or the funds’ transfer agent, John Hancock Signature Services, Inc. (“Signature Services”).
Minimum initial investment	Class A, Class B and Class C Shares: the minimum initial investment is $2,500, except as follows:
• Coverdell ESAs: $2,000;
• there is no minimum initial investment for certain group retirement plans using salary deduction or similar group methods of payment;
• group investments: $250; and

• there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor.
Class I Shares: $250,000. The minimum initial investment requirement may be waived, in a fund’s sole discretion, for certain investors, as detailed in each fund’s Class I prospectus.
Exchanging shares	Class A, Class B and Class C Shares: Shareholders may exchange their shares of a class of one John Hancock fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class I Shares: Shareholders may exchange Class I shares of one John Hancock fund for Class I shares of other John Hancock funds that are available through their plan, or John Hancock Money Market Fund Class A shares, without paying any additional sales charges. The registration for both accounts involved must be identical.
Selling shares	Shareholders may sell their shares by submitting a proper written or telephone request to Signature Services.
Net asset value	All purchases, exchanges and sales are made at a price based on the next net asset value (“NAV”) per share of the class of a fund to be calculated after Signature Services receives your request in good order. The NAV per share for each class of shares of each fund is determined at the close of regular trading on the New York Stock Exchange, which is typically 4:00 pm, Eastern Time.

COMPARISON OF EXPENSES
The hypothetical pro forma annual total operating expenses of Small Company’s Class A shares after the Reorganization are expected to be lower than the annual total operating expenses of your fund’s Class A, Class B or Class C shares. Also, the hypothetical pro forma annual total operating expenses of Small Company’s Class I shares are expected to be lower than the annual total operating expenses of your fund’s Class I shares.
Given contractual expense limitations currently in place, the net annual operating expenses of Growth Opportunities’ Class I shares (1.04%) are currently lower than those of Small Company (1.10%). Growth Opportunities’ and Small Company’s contractual expense waivers are set to run through June 30, 2011 and July 31, 2011, respectively. JHIMS has contractually agreed, however, to limit Small Company’s Class I expenses to 1.04% of the average annual net assets attributable to the class for one year after the date of the Reorganization. This agreement may not take effect, however, if the Reorganization does not receive shareholder approval.
At asset levels in effect on September 30, 2010, Small Company is charged an annual management fee of 0.90%, which is higher than the 0.80% that your fund is charged on asset levels in effect on that date.
Shareholders of all mutual funds pay various expenses, either directly or indirectly. Transaction expenses are charged directly to your account. Operating expenses are paid from a fund’s assets and, therefore, are paid by shareholders indirectly. Future expenses for all share classes may be greater or less.
Expenses for the current fiscal year may be higher than those shown in the “Annual operating expenses” table for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary expenses, such as fund tax expenses.
The following expense tables briefly describe the fees and the expenses that shareholders of the Acquired Fund and the Acquiring Fund may pay if they buy and hold shares of each respective fund and are based on expenses paid each fund for the 12-month period ended September 30, 2010. The tables also show the hypothetical pro forma expenses of Small Company assuming the Reorganization with the Acquired Fund had occurred on October 1, 2009. Small Company’s expenses after the Reorganization may be greater or less than those shown.

The following tables illustrate the anticipated change in operating expenses expected as a result of the Reorganization into the Acquiring Fund of Growth Opportunities.

			Small Company
			(Pro Forma)
			(Assuming
			Reorganization with
	Growth		Growth
	Opportunities	Small Company	Opportunities)
	Class A	Class A	Class A

Shareholder transaction expenses
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	5.00%	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00% (on purchases of $1 million or more)	1.00% (on purchases of $1 million or more)	1.00% (on purchases of $1 million or more)
Annual Operating Expenses
Management fee	0.80%	0.90%	0.90%
Distribution and service (12b-1) fees	0.30%	0.30%	0.30%
Other expenses	0.69%	0.22%	0.20%
Total fund operating expenses	1.79%	1.42%	1.40%

			Small Company
			(Pro Forma)
			(Assuming
			Reorganization
	Growth		with Growth
	Opportunities	Small Company	Opportunities)
	Class B	Class A	Class A

Shareholder transaction expenses
Maximum front-end sales charge (load) on purchases as a % of purchase price	None	5.00%	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	5.00%	1.00% (on purchases of $1 million or more)	1.00% (on purchases of $1 million or more)
Annual Operating Expenses
Management fee	0.80%	0.90%	0.90%
Distribution and service (12b-1) fees	1.00%	0.30%	0.30%
Other expenses	0.93%	0.22%	0.20%
Total fund operating expenses	2.73%	1.42%	1.40%

			Small Company
			(Pro Forma)
			(Assuming
			Reorganization with
	Growth		Growth
	Opportunities	Small Company	Opportunities)
	Class C	Class A	Class A

Shareholder transaction expenses
Maximum front-end sales charge (load) on purchases as a % of purchase price	None	5.00%	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	1.00% (on purchases of $1 million or more)	1.00% (on purchases of $1 million or more)
Annual Operating Expenses
Management fee	0.80%	0.90%	0.90%
Distribution and service (12b-1) fees	1.00%	0.30%	0.30%
Other expenses	0.97%	0.22%	0.20%
Total fund operating expenses	2.77%	1.42%	1.40%

			Small Company
			(Pro Forma)
			(Assuming Reorganization
	Growth	Small	with Growth
	Opportunities	Company	Opportunities)
	Class I	Class I	Class I

Annual Operating Expenses Management fee	0.80%	0.90%	0.90%
Other expenses	5.75%	0.20%	0.18%
Total fund operating expenses	6.55%	1.10%	1.08%
Contractual expense reimbursement	(0.00)%	(0.00)%	(0.04)%*
Net annual operating expenses	6.55%	1.10%	1.04%

*	JHIMS has contractually agreed to waive advisory fees or reimburse fund expenses for Class I shares of Small Company to the extent that expenses attributable to those shares exceed 1.04% of the average annual net assets attributable to the class for one year after the date of the Reorganization. This agreement may not take effect, however, if the Reorganization does not receive shareholder approval.
JHIMS has contractually agreed to waive advisory fees or reimburse fund expenses of Growth Opportunities to the extent that expenses attributable to the fund’s shares exceed the following percentages of the average annual net assets attributable to the relevant class: Class A — 1.50%; Class B — 2.20%; Class C — 2.20%; and Class I — 1.04%. This agreement remains in effect until June 30, 2011.
JHIMS has contractually agreed to waive advisory fees or reimburse fund expenses of Small Company to the extent that expenses attributable to the fund’s shares exceed the following percentages of the average annual net assets attributable to the relevant class: Class A — 1.34%; and Class I — 1.11%. This agreement remains in effect until July 31, 2011.

Examples
The hypothetical examples below show what your expenses would be if you invested $10,000 over different time periods for your fund and Small Company, based on fees and expenses incurred during the 12-month period ended September 30, 2010. Year 1 expenses only are calculated based upon net annual operating expenses after the expense reimbursement. Each example assumes that you reinvested all distributions and that the average annual return was 5%. Pro forma expenses are included assuming the Reorganization of your fund with Small Company on October 1, 2009. The examples are for comparison purposes only and are not a representation of your fund’s or Small Company’s actual expenses or returns, either past or future.

				Small Company Class A
				(Pro Forma)
	Growth			(Assuming
	Opportunities		Small Company	Reorganization
	Class A		Class A	with Growth Opportunities)

Year 1	$673		$637	$635
Year 3	$1,035		$927	$921
Year 5	$1,421		$1,238	$1,227
Year 10	$2,500		$2,117	$2,096

	Growth			Small Company Class A
	Opportunities			(Pro Forma)
	Class B — assuming			(Assuming
	redemption at end		Small Company	Reorganization
	of period		Class A	with Growth Opportunities)

Year 1	$776		$637	$635
Year 3	$1,147		$927	$921
Year 5	$1,645		$1,238	$1,227
Year 10	$2,835	(1)	$2,117	$2,096

				Small Company Class A
	Growth			(Pro Forma)
	Opportunities			(Assuming
	Class B — assuming		Small Company	Reorganization
	no redemption		Class A	with Growth Opportunities)

Year 1	$276		$637	$635
Year 3	$847		$927	$921
Year 5	$1,445		$1,238	$1,227
Year 10	$2,835	(1)	$2,117	$2,096

	Growth			Small Company Class A
	Opportunities			(Pro Forma)
	Class C — assuming			(Assuming
	redemption at end		Small Company	Reorganization
	of period		Class A	with Growth Opportunities)

Year 1	$380		$637	$635
Year 3	$859		$927	$921
Year 5	$1,464		$1,238	$1,227
Year 10	$3,099		$2,117	$2,096

			Small Company Class A
	Growth		(Pro Forma)
	Opportunities		(Assuming
	Class C — assuming	Small Company	Reorganization
	no redemption	Class A	with Growth Opportunities)

Year 1	$280	$637	$635
Year 3	$859	$927	$921
Year 5	$1,464	$1,238	$1,227
Year 10	$3,099	$2,117	$2,096

			Small Company Class I
			(Pro Forma)
	Growth		(Assuming
	Opportunities	Small Company	Reorganization
	Class I	Class I	with Growth Opportunities)

Year 1	$650	$112	$106
Year 3	$1,920	$350	$340
Year 5	$3,150	$606	$592
Year 10	$6,064	$1,340	$1,314

(1)	Reflects conversion of Class B shares to Class A shares after eight years.
COMPARISON OF ADVISORY ARRANGEMENTS
Your fund’s and Small Company’s advisory and subadvisory agreements are substantially similar except that the funds’ management fees differ, as set forth below. As noted in the table under “Management Arrangements,” JHIMS serves as each fund’s investment adviser, and GMO and FMA serve as the subadvisers of Growth Opportunities and Small Company, respectively. JHIMS pays subadvisory fees to GMO and FMA, as the case may be, from its own assets and not from the assets of the relevant fund.
Each fund pays daily management fees to JHIMS equal to the following annual percentage of its average daily net assets, as shown in the following table:
Annual Advisory Fee Rates

Growth Opportunities	Small Company
0.80% — first $500 million;	0.90% — first $500 million;
0.78% — next $500 million;	0.85% — next $500 million; and
0.77% — next $1.5 billion; and	0.80% — excess over $1 billion of such assets.
0.76% — excess over $2.5 billion of such assets.

COMPARISON OF DISTRIBUTION PLANS
The Board and each fund’s shareholders have approved Distribution Plans and have adopted the Plans in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Class A shares of both funds carry a Rule 12b-1 fee of 0.30%, and Class B and Class C shares of Growth Opportunities carry a Rule 12b-1 fee of 1.00%. Over time, Rule 12b-1 fees will increase the cost of investing in the funds and may cost more than other types of sales charges. Class I shares of neither fund carry any Rule 12b-1 fees.

COMPARISON OF INVESTMENT RISKS
The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table compares and shows the similarities of the principal risks affecting each fund, listed in alphabetical order.
In deciding whether to approve the Reorganization, you should consider the similarities and differences between your fund and Small Company. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of Small Company is commensurate with the amount of risk involved in the authorized investments of your fund.

	ACQUIRED FUND	ACQUIRING FUND
Active Management Risk	Each fund is subject to management risk because it relies on the subadviser’s ability to pursue the fund’s goal. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. Neither fund generally attempts to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, each fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.
Credit and Counterparty Risk	The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.	The fund does not invest in derivatives as a principal investment strategy.
Equity Securities Risk	Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or “blue chip” equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations also may have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

Each fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects each fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

	ACQUIRED FUND	ACQUIRING FUND
	Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because the subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.	Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. The fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.
ETF Risk	The fund does not invest in ETFs as a principal investment strategy.	These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

	ACQUIRED FUND	ACQUIRING FUND
Hedging, Derivatives and Other Strategic Transaction Risk	Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following discusses the risks of the particular derivatives in which the fund may invest.	The fund does not engage in hedging or derivative transactions as a principal strategy.

•     Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

•     Exchange-traded options Liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving exchange-traded options.

•     Over-the-counter options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving over-the-counter options.

High Portfolio Turnover Risk	A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by a fund. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.
Issuer Risk	An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.
Liquidity Risk	Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

	ACQUIRED FUND	ACQUIRING FUND
Medium Company Risk	Stocks of medium companies tend to be more volatile than those of large companies, and may under-perform stocks of large-size companies over any given period of time. Equity securities risk and liquidity risk may be greater for securities of medium companies as compared to large-cap companies. Medium-cap companies may have limited product lines or markets, less access to financial resources or less operating experience, or may depend on a few key employees. Stocks of medium—cap companies may not be widely known to investors and may be thinly traded or may trade only in certain markets, making it difficult to buy or sell them in large volume.	The fund does not invest in medium-size companies as a principal investment strategy.
Small Company Risk	Stocks of small companies tend to be more volatile than those of large- or medium-size companies, and may under-perform stocks of either large- or medium-size companies over any given period of time. Equity securities risk and liquidity risk may be greater for securities of small companies as compared to mid-cap or large-cap companies. Small-cap companies may have limited product lines or markets, less access to financial resources or less operating experience, or may depend on a few key employees. Stocks of small-cap companies may not be widely known to investors and may be thinly traded or may trade only in certain markets, making it difficult to buy or sell them in large volume. The market capitalization of a company is based on its capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range for the fund.

COMPARISON OF FUND PERFORMANCE
Past performance records of Growth Opportunities and Small Company through December 31, 2010, including: (1) calendar year total returns (without sales charges); and (2) average annual total returns (including imposition of sales charges) are set forth under “Fund Past Performance” beginning on page 16 of this proxy statement and prospectus.
PROPOSAL TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION
Description of Reorganization
You are being asked to approve the Agreement, a form of which is attached to this proxy statement and prospectus as Exhibit A, with respect to your fund. Additional information about the Reorganization and the Agreement is set forth below under “Further Information on the Reorganization.” The Agreement provides for the Reorganization on the following terms:
•	The Reorganization is scheduled to occur at 5:00 pm, Eastern Time, on April 8, 2011, but may occur on any later date on or before April 8, 2012. The Acquired Fund will transfer all of its assets to the Acquiring Fund, and the Acquiring Fund will assume substantially all of the Acquired Fund’s liabilities. This will result in the addition of the Acquired Fund’s assets to the Acquiring Fund’s portfolio. The NAV of both funds will be computed as of 4:00 pm, Eastern Time, on the closing date of the Reorganization (the “Closing Date”).

•	Small Company, the Acquiring Fund, will issue Class A shares to Growth Opportunities, the Acquired Fund, in an amount equal to the aggregate net assets attributable to the Acquired Fund’s Class A, Class B and Class C shares. As part of the liquidation of the Acquired Fund, these shares will immediately be distributed to Class A, Class B and Class C shareholders of record of the Acquired Fund in proportion to their holdings on the Closing Date. As a result, Class A, Class B and Class C shareholders of the Acquired Fund will become Class A shareholders of the Acquiring Fund.

•	The Acquiring Fund will issue Class I shares to the Acquired Fund in an amount equal to the net assets attributable to the Acquired Fund’s Class I shares. As part of the liquidation of the Acquired Fund, these shares will immediately be distributed to Class I shareholders of record of the Acquired Fund in proportion to their holdings on the Closing Date. As a result, Class I shareholders of the Acquired Fund will become Class I shareholders of the Acquiring Fund.

•	After the shares are issued, the existence of the Acquired Fund will be terminated.
Reasons for the Proposed Reorganization
This proxy statement and prospectus is being used by the Board in connection with the Reorganization. The Board believes that the proposed Reorganization will be advantageous to the shareholders of the Acquired Fund for several reasons. At a meeting on December 7, 2010, the Board (with the advice and assistance of independent counsel) considered the following matters, among others and in no order of priority, in approving the proposal.
First, at all asset levels, although the advisory fee of the Acquiring Fund is higher than that of Growth Opportunities, the pro forma overall operating expense ratios of Class A shares of the Acquiring Fund after the Reorganization are expected to be lower than the expense ratios of the Acquired Fund’s Class A, Class B and Class C shares. The pro forma overall operating expense ratios of the Acquiring Fund’s Class I shares after the Reorganization (1.10%) are expected to be somewhat higher than the expense ratios of the Acquired Fund’s Class I shares (1.04%). (Growth Opportunities and Small Company currently operate under expense limitation agreements that are set to run through June 30, 2011 and July 31, 2011, respectively.) JHIMS has contractually agreed, however, to limit Small Company’s Class I expenses to 1.04% of the average annual net assets attributable to the class for one year after the date of the Reorganization. This agreement may not take effect, however, if the Reorganization does not receive shareholder approval.
Second, the combined fund offers economies of scale that may lead to lower per-share fund expenses in the future. Each fund incurs costs for legal, accounting, transfer agency services, insurance, and custodial and administrative services. Many of these resources and costs are duplicative and there may be an opportunity to reduce Small Company’s expense ratio over time because of economies of scale if the funds are combined. The greater asset size of the combined fund may allow it, relative to your fund, to: (i) obtain better net prices on securities trades; and (ii) reduce per-share expenses by spreading fixed costs over a larger asset base.
Third, the Board reviewed the historical performance of the Acquired Fund relative to Small Company’s performance and relative to the relevant benchmarks. The Board reviewed each fund’s performance as of September 30, 2010 (given the timing of the Board meeting, performance information as of December 31, 2010, as presented in this proxy statement and prospectus, was not available). The Board considered the fact that the absolute performance returns of Small Company over the trailing three- and five-year periods ended September 30, 2010 have been greater than those of Growth Opportunities. The Board also considered the fact that, for the year-to-date and one-year period ended September 30, 2010, Growth Opportunities outperformed Small Company. The Board was advised by the Adviser that based on Small Company’s overall long-term performance record, however, Small Company has greater growth potential than Growth Opportunities. The Board also considered the Adviser’s view that it is unlikely that Growth Opportunities’ overall long-term performance record will improve in a reasonable amount of time.
Fourth, management believes that the Reorganization would permit your fund’s shareholders to pursue a similar investment objective in a larger fund. The Board noted the differences between the funds. Growth Opportunities seeks long-term capital growth, while Small Company seeks maximum long-term total return. Growth Opportunities invests in both medium- and small-cap stocks in a “growth” investment style using quantitative models, whereas Small Company invests in small-cap stocks in a “value” investment style using fundamental research.
Fifth, shareholders of the Acquired Fund will experience no change in shareholder services as a result of the Reorganization. JHIMS provides the same advisory services to both funds although the funds have different subadvisers making day-to-day investment decisions.

Sixth, the Reorganization is expected to be a tax-free reorganization for federal income tax purposes, meaning that no gain or loss will be recognized by the Acquired Fund or its shareholders as a result of the merger.
In approving the transaction and recommending it to shareholders, the Board was aware that the Adviser would benefit economically from the merger in terms of reduction of expense costs and other Adviser obligations, which are largely offset by the transaction costs to be paid for by the Adviser, directly or indirectly.
FUND PAST PERFORMANCE
Set forth below is past performance information for Growth Opportunities and Small Company, which may help provide an indication of each fund’s investment risk.
The bar chart under “Calendar Year Total Returns” shows how each fund’s Class A total return (not including any deduction for sales charges) has varied from year to year for each full calendar year. The table under “Average Annual Total Returns” shows average annual total return for each fund over time, for each class of shares (including deductions for sales charges), compared with broad-based securities market indices. Class A performance is shown both before and after taxes. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.
Growth Opportunities
Calendar Year Total Returns — Class A Shares (without sales charge)
The year-to-date return of Class A shares of Growth Opportunities as of December 31, 2010 was [___]%.
Quarterly Returns
During the period shown in the above bar chart, Growth Opportunities’ highest quarterly return was [___]% for the [___] quarter of [___], and the lowest quarterly return was — [___]% for the [___]quarter of [___].
Growth Opportunities
Average Annual Total Returns for Periods Ended December 31, 2010 (including sales charge)

Since
	1-Year		5-Year		Inception(1)
Class A before tax	[___]	%	[___]	%	[___]	%
Class A after tax on distributions(2)	[___]	%	[___]	%	[___]	%
Class A after tax on distributions, with sale(2)	[___]	%	[___]	%	[___]	%
Class B before tax	[___]	%	[___]	%	[___]	%
Class C before tax	[___]	%	[___]	%	[___]	%
Class I before tax	[___]	%	[___]	%	[___]	%

Russell 2500 Growth Index	[___]	%	[___]	%	[___]	%

(1)	September 16, 2005.

(2)	After-tax returns are shown for Class A shares only and would be different for the other classes. After-tax returns calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Small Company
The returns for periods prior to December 11, 2009 represent the returns of Small Company’s predecessor fund, FMA Small Company Portfolio.
Calendar Year Total Returns — Class A Shares (without sales charge)
The year-to-date return of Class A shares of Small Company as of December 31, 2010 was [___]%.
Quarterly Returns
During the period shown in the above bar chart, Small Company’s highest quarterly return was [___]% for the [___] quarter of [___], and the lowest quarterly return was [___]% for the [___]quarter of [___].
Average Annual Total Returns for Periods Ended December 31, 2010 (including sales charge)
Small Company

	1-Year		5-Years		10 Year

Class A before tax	[___]	%	[___]	%	[___]	%
Class A after tax on distributions(1)	[___]	%	[___]	%	[___]	%
Class A after tax on distributions, with sale(1)	[___]	%	[___]	%	[___]	%
Class I before tax	[___]	%	[___]	%	[___]	%

Russell 2000 Index	[___]	%	[___]	%	[___]	%

(1)	After-tax returns are shown for Class A shares only and would be different for the other classes. After-tax returns calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
FURTHER INFORMATION ON THE REORGANIZATION
Tax Status of the Reorganization
The Reorganization is intended not to result in income, gain or loss for federal income tax purposes to the Acquiring Fund, the Acquired Fund, or the shareholders of the Acquired Fund. In addition, the Reorganization will not take place unless the fund receives a satisfactory opinion from K&L Gates LLP substantially to the effect that the Reorganization will be a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).

As a result, with respect to the Reorganization, for federal income tax purposes:
•	No gain or loss will be recognized by the Acquired Fund upon: (1) the transfer of all of its assets to the Acquiring Fund as described above; or (2) the distribution by the Acquired Fund of the Acquiring Fund shares to the Acquired Fund’s shareholders;

•	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Fund’s assets solely in exchange for the issuance of the Acquiring Fund shares to the Acquired Fund and the assumption of the Acquired Fund’s liabilities by the Acquiring Fund;

•	The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of those assets in the hands of the Acquired Fund immediately before the transfer;

•	The tax holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the Acquired Fund’s tax holding period for those assets;

•	You will not recognize gain or loss upon the exchange of your shares of the Acquired Fund solely for the Acquiring Fund shares as part of the Reorganization;

•	The aggregate tax basis of the Acquiring Fund shares received by you in the Reorganization will be the same as the aggregate tax basis of your shares of the Acquired Fund surrendered in exchange; and

•	The tax holding period of the Acquiring Fund shares you receive will include the tax holding period of the shares of the Acquired Fund that you surrender in the exchange, provided that the shares of the Acquired Fund were held by you as capital assets on the date of the exchange.
In rendering such opinion, counsel shall rely upon, among other things, reasonable assumptions, as well as representations of the Acquired Fund and the Acquiring Fund.
No tax ruling has been or will be received from the Internal Revenue Service (“IRS”) in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.
Prior to the closing of the Reorganization, the Acquired Fund will, and the Acquiring Fund may, declare a distribution to shareholders that, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net capital gains, including those realized on disposition of portfolio securities in connection with the Reorganization (after reduction by any available capital loss carry-forwards), if any, through the closing of the Reorganization. Such distributions will be taxable to shareholders.
The Acquired Fund expects to sell more than half of its assets prior to the closing of the Reorganization, which could result in taxable gains to the Fund’s shareholders, as well as increased transaction costs. [Because of available capital loss carryforwards, these sales are not currently expected to result in taxable distributions to Acquired Fund investors.]
As of February 28, 2010, the Acquired Fund had an unused capital loss carryforward of approximately $41 million, approximately $21.1 million of which expires in 2017, and approximately $19.7 million of which expires in 2018. Capital loss carryforwards are considered valuable tax attributes because they can reduce a fund’s future taxable income and thus reduce the taxable amount distributed to fund shareholders. The proposed Reorganization will affect the use of these tax attributes in two respects. The first concerns the “sharing” of these tax attributes with the shareholders of the Acquiring Fund. If there were no Reorganization, these tax attributes would inure solely to the benefit of the shareholders of the Acquired Fund. If the Reorganization occurs, these tax attributes carry over (subject to the limitations described below) to the Acquiring Fund. That means that any resulting tax benefits inure to all shareholders of the post-Reorganization Acquiring Fund (i.e., both pre-Reorganization shareholders of the Acquired Fund and pre-Reorganization shareholders of the Acquiring Fund).
The second manner in which the Reorganization will affect the use of the capital loss carryforward and possibly net unrealized losses concerns certain limitations imposed under the Code with respect to the use of these losses. Generally, when ownership of a corporation with capital loss carryforwards, such as the Acquired Fund, changes for tax purposes in connection with a reorganization (as will be the case here), the Code imposes various limitations on the use of loss carryforwards following the change in ownership. The amount of such loss carryforwards that can be used each year to offset post-acquisition income would generally be determined by multiplying the “federal long-term tax-exempt rate” (the applicable rate as of December 2010 was 3.7%) by the value of the outstanding shares of the Acquired Fund (possibly subject to adjustment for purposes of these rules) immediately prior to the Reorganization. Furthermore, capital losses may generally be carried forward for only eight years in the case of regulated investment companies. The Acquired Fund’s net assets as of December 31, 2010 amounted to approximately $[___] million. Based upon these factors, post-Reorganization, the Acquiring Fund would be limited to using approximately $[___] million per year of the Acquired Fund’s pre-Reorganization capital loss carryforwards. However, there is no assurance that such losses would be used, even in the absence of the Reorganization.
The foregoing consequences may not apply to certain classes of taxpayers who are subject to special circumstances, such as shareholders who are not citizens of or residents of the United States, insurance companies, tax-exempt organizations, financial institutions, dealers in securities or foreign currencies or persons who hold their shares as part of a straddle or conversion transaction.
This description of the federal income tax consequences of the Reorganization is made without regard to the particular circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.
Additional Terms of the Agreement and Plan of Reorganization
Certain terms of the Agreement are described above. The following is a summary of certain additional terms of the Agreement. This summary and any other description of the terms of the Agreement contained in this proxy statement and prospectus is qualified in its entirety by Exhibit A, which is the Form of Agreement and Plan of Reorganization in its entirety that is proposed for the Reorganization.
Conditions to Closing the Reorganization. The obligation of the Acquired Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the performance by the Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement, paragraph 8).
The obligation of the Acquiring Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the Acquired Fund’s performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from the Acquired Fund and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement, paragraph 9).
The obligations of the Acquired Fund and the Acquiring Fund are subject to approval of the Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of Acquired Fund’s declaration of trust and by-laws. Each Fund’s obligations are also subject to the receipt of a favorable opinion of K&L Gates, LLP as to the federal income tax consequences of the Reorganization (see Agreement, paragraphs 8(f) and 9(f)).
Termination of Agreement. The Board may terminate the Agreement (even if the shareholders of the Acquired Fund have already approved it) at any time before the Closing Date, if the Board believes that proceeding with the Reorganization would no longer be advisable for one or both funds.
Expenses of the Reorganization. JHIMS and the Acquired Fund will each bear 50% of the costs incurred in connection with the Reorganization, estimated to be approximately $143,200. The Acquired Fund and Acquiring Fund’s Board took these estimated costs into account in approving the Reorganization. If the Reorganization is not consummated, JHIMS will pay the expenses of the Reorganization.

CAPITALIZATION
With respect to the proposal, the following table sets forth the capitalization of each fund as of September 30, 2010, and the pro forma combined capitalization of the Acquiring Fund as if the Reorganization had occurred on that date. It is impossible to predict how many shares of the Acquiring Fund will actually be received and distributed by the Acquired Fund on the Closing Date. The table below should not be relied upon to determine the amount of Acquiring Fund shares that will actually be received and distributed.

				Shares
Funds	Net Assets	Share Class	NAV	Outstanding

Growth Opportunities (Acquired Fund)	$49,835,932	Class A	$18.93	2,646,639
	$4,265,324	Class B	$18.29	233,181
	$2,281,261	Class C	$18.29	124,743
	$68,719	Class I	$19.18	3,582

Small Company (Acquiring Fund)	$77,551,787	Class A	$17.59	4,407,967
	$47,684,011	Class I	$17.63	2,704,728
Decrease in net assets to reflect the estimated expenses of the Reorganization and increase in outstanding shares relative to net asset value upon the Reorganization.	$(63,210)	Class A	$(0.02)	196,745
	$(5,410)	Class B	$(0.02)	NA
	$(2,893)	Class C	$(0.03)	NA
	$(87)	Class I	$(0.02)	311
Small Company (Acquiring Fund) (pro forma assuming Reorganization with Growth Opportunities)	$133,862,791	Class A	$17.59	7,609,275
	$47,752,643	Class I	$17.63	2,708,621

#	JHIMS will bear any costs incurred by the Acquired Fund in connection with the Reorganization that would cause the Acquired Fund to exceed its expense limitation arrangements.
If the Reorganization had taken place on September 30, 2010, approximately 1.0691 Class A shares of Small Company would have been issued for each Class A share of Growth Opportunities, 1.0386 Class A shares of Small Company would have been issued for each Class B share of Growth Opportunities, 1.0383 Class A shares of Small Company would have been issued for each Class C share of Growth Opportunities, and 1.0868 Class I shares of Small Company would have been issued for each Class I share of Growth Opportunities.
ADDITIONAL INFORMATION ABOUT THE FUNDS’ BUSINESSES
The following table shows where in each fund’s prospectus you can find additional information about the business of the fund.

Headings in Each Prospectus
Type of Information	Growth Opportunities	Small Company

Investment objective and policies	Fund summary — Investment objective, Principal investment strategies, Principal risks Fund details — Investment strategies, Risks of investing
Portfolio management	Who’s who — Investment adviser, Subadviser
Expenses	Fund summary — Fees and expenses
Custodian	Who’s who — Custodian
Shares of beneficial interest	Your account — Choosing a share class (Class A, Class B and Class C prospectus)	Your account — Investing in Class A shares (Class A prospectus)
	Your account — Who can buy shares (Class I prospectus)	Your account — Who can buy shares (Class I prospectus)

Headings in Each Prospectus
Type of Information	Growth Opportunities	Small Company

Purchase of shares	Your account — Choosing a share class, How sales charges are calculated, Sales charge reductions and waivers (Class A prospectus)
Your account — Who can buy shares
(Class I prospectus)
Your account — Opening an account, Buying shares, Transaction policies, Additional investor services
(all share classes)	Your account — Investing in Class A shares, How sales charges are calculated, Sales charge reductions and waivers (Class A prospectus)
Your account — Who can buy shares
(Class I prospectus)
Your account — Opening an account, Buying shares, Transaction policies, Additional investor services
(all share classes)
Redemption of sale of shares	Your account — Choosing a share class, How sales charges are calculated (Class A prospectus)
Your account — Who can buy shares
(Class I prospectus)
Your account — Selling shares, Transaction policies, Additional investor services
(all share classes)	Your account — Investing in Class A shares, How sales charges are calculated (Class A prospectus)
Your account — Who can buy shares
(Class I prospectus)
Your account — Selling shares, Transaction policies, Additional investor services
(all share classes)
Dividends, distributions and taxes	Your account — Dividends and account policies
BOARD EVALUATION AND RECOMMENDATION
For the reasons described above, the Board, including the Trustees who are not “interested persons” (as defined in the 1940 Act) of either fund or JHIMS (the “Independent Trustees”), approved the Reorganization. In particular, the Board has determined that the proposed Reorganization is in the best interests of each fund, and that the interests of neither fund’s shareholders would be diluted as a result of the Reorganization.

The Trustees of your fund recommend that
shareholders of your fund vote FOR the proposal to
approve the Agreement and Plan of Reorganization.
CONFLICTS OF INTEREST
The Reorganization is expected to benefit JHIMS and FMA. JHIMS would benefit from the higher advisory fee payable by the Acquiring Fund, while FMA would benefit from the increased subadvisory fees that it is expected to receive due to the increase in assets of the Acquiring Fund expected to result from the Reorganization.
JHIMS and FMA have entered into an overall business arrangement under which FMA has agreed not to act as an investment adviser or subadviser to other registered funds that are managed in a style similar to that of the Acquiring Fund, subject to further conditions, for a period expiring in 2014. As a part of this arrangement, JHIMS has agreed that, under certain circumstances, it (and not the Acquiring Fund or JHF III) will pay to FMA specified amounts for the specified period. Such amounts may total up to $4.2 million, less any subadvisory fees paid by JHIMS to FMA. In addition, as a further part of this arrangement, JHIMS has agreed that, under certain circumstances, it (and not the Acquiring Fund or JHF III) will pay to FMA a specified amount if the FMA subadvisory agreement for the Acquiring Fund is terminated within the specified period. Such amount may total $3.75 million, less any subadvisory fees paid by JHIMS to FMA. Neither JHF III nor either of the Acquiring Fund or the Acquired Fund is a party to any of these arrangements, and they are not binding upon the Funds or their boards. However, these arrangements present certain conflicts of interest because JHIMS has a financial incentive to support the continuation of the FMA subadvisory agreements for as long as these arrangements remain in effect and to support the Reorganization, as it will result in increased subadvisory fees paid to FMA, thereby reducing JHIMS’s payment obligation to FMA. In approving the Reorganization and the Agreement, the Board, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of JHIMS to FMA.
VOTING RIGHTS AND REQUIRED VOTE
Each whole share of your fund is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. Approval of the proposal described above requires the affirmative vote of a majority of the outstanding shares of the Acquired Fund entitled to vote on the proposal. Shares will be voted in the aggregate, without regard to class. For this purpose, the term “vote of a majority of the outstanding shares entitled to vote” shall mean the vote of the lesser of:
(1)	67% or more of the voting securities present at such meeting, if more than 50% of the outstanding voting securities of the Acquired Fund are present or represented by proxy; or

(2)	more than 50% of the outstanding voting securities of the Acquired Fund.

Shares	Quorum	Voting
In General	All shares “present” in person or by proxy are counted towards a quorum.	Shares “present” at the meeting will be voted in person at the meeting. Shares “present” by proxy will be voted in accordance with instructions.
Proxy with no Voting Instruction (other than Broker Non-Vote)	Considered “present” at the meeting.	Voted “for” a proposal.
Broker Non-Vote	Considered “present” at the meeting.	Not voted. Same effect as a vote “against.”
Abstain	Considered “present” at the meeting.	Not voted. Same effect as a vote “against.”

If the required approval of the Acquired Fund’s shareholders is not obtained with respect to the proposal, the Acquired Fund will continue to engage in business as a separate mutual fund and the Board will consider what further action may be appropriate.
INFORMATION CONCERNING THE MEETING
Solicitation of Proxies
In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax, by e-mail or in person by the trustees, officers and employees of your fund; by personnel of your fund’s investment adviser, JHIMS, and its transfer agent, Signature Services; or by broker-dealer firms. Signature Services, together with a third party solicitation firm, has agreed to provide proxy solicitation services to the Acquired Fund at a cost of approximately $35,200. Each fund will pay its pro rata share of the costs of preparing, mailing and soliciting proxies, including payments to unaffiliated solicitation firms.
Revoking Proxies
Each Acquired Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:
•	By filing a written notice of revocation with the Acquired Fund’s transfer agent, John Hancock Signature Services, Inc., One John Hancock Way, Suite 1000, Boston, Massachusetts 02217-1000;

•	By returning a duly executed proxy with a later date before the time of the meeting; or

•	If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted.
Being present at the meeting alone does not revoke a previously executed and returned proxy.
Outstanding Shares and Quorum
As of January 7, 2011 (the “record date”), the numbers of shares of beneficial interest of the Acquired Fund outstanding were as follows:

Shares Outstanding

Class A	[ ]
Class B	[ ]
Class C	[ ]
Class I	[ ]

Total	[ ]
Only shareholders of record on the record date are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of the Acquired Fund that are entitled to vote, present in person or represented by proxy, will be considered a quorum for the transaction of business.
Other Business
The Board knows of no business to be presented for consideration at the meeting other than the proposal identified in this proxy. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.
Adjournments
If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of a proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of the Acquired Fund’s shares at the session of the meeting to be adjourned. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of a proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment, and will vote those proxies against the proposal against adjournment. The persons named as proxies will not vote any proxy that directs them to abstain from voting on the proposal.
Telephone Voting
In addition to soliciting proxies by mail, by fax, by e-mail, or in person, your fund also may arrange to have votes recorded by telephone by officers and employees of your fund or by personnel of JHIMS, Signature Services, or a third party solicitation firm. The telephone voting procedure is designed to verify a shareholder’s identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder’s instructions and to confirm that the voting instructions have been properly recorded.
•	A shareholder will be called on a recorded line at the telephone number in the fund’s account records and will be asked to provide the shareholder’s Social Security number or other identifying information.

•	The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the meeting in accordance with the shareholder’s instructions.

•	To ensure that the shareholder’s instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

•	A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

•	If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at that time and vote the shares at the meeting.
Internet Voting
You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote in person if you decide to attend the meeting. Do not mail the proxy card(s) if you are voting via the Internet. To vote via the Internet, you will need the “control number” that appears on your proxy card(s). These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions and to confirm that shareholders’ instructions have been recorded properly. If you are voting via the Internet, you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, which costs you must bear.
To vote via the Internet:
•	Read the proxy statement and prospectus and have your proxy card(s) at hand.

•	Go to the Web site on the proxy card(s).

•	Enter the “control number” found on your proxy card(s).

•	Follow the instructions on the Web site. Please call us at 1-800-225-5291 if you have any problems.

•	To ensure that your instructions have been recorded correctly, you will receive a confirmation of your voting instructions immediately after your submission and also by e-mail, if chosen.
Shareholders’ Proposals
Growth Opportunities is not required, and does not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders of Growth Opportunities must submit the proposal in writing, so that it is received by Growth Opportunities at 601 Congress Street, Boston, Massachusetts 02210, within a reasonable time before any meeting.
OWNERSHIP OF SHARES OF THE FUNDS
To the knowledge of each fund, as of December 31, 2010, the following persons owned of record or beneficially 5% or more of the outstanding shares of a class of a fund:
Growth Opportunities

Names and Addresses	Percentage	Class	Record or Beneficial

Names and Addresses	Percentage	Class	Record or Beneficial

[Through its beneficial ownership of over 25% of the Class ____ shares of Growth Opportunities, _________ _________ is deemed to control that class of shares of the fund.]
Small Company

Names and Addresses	Percentage	Class	Record or Beneficial

[Through its beneficial ownership of over 25% of the Class ____ shares of Small Company, _________ _________ is deemed to control that class of shares of the fund.]
As of December 31, 2010, the trustees and officers of each fund owned in the aggregate less than 1% of each class of either fund’s outstanding shares.
EXPERTS
The financial highlights and financial statements of Small Company for the fiscal year ended March 31, 2010, and the six month period ended September 30, 2010, are incorporated by reference into this proxy statement and prospectus. Also, the financial highlights and financial statements of Growth Opportunities for the fiscal year ended February 28, 2010, and the six month period ended August 31, 2010, are incorporated by reference into this proxy statement and prospectus.
The financial statements of Small Company for the fiscal year ended March 31, 2010, and the fund’s financial highlights as of that date have been independently audited by the fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), as stated in its report incorporated by reference in the fund’s SAI dated July 1, 2010. Also, the financial statements of Growth Opportunities for the fiscal year ended February 28, 2010, and the fund’s financial highlights as of that date have been independently audited by the fund’s independent registered public accounting firm, PwC, as stated in its report incorporated by reference in the fund’s SAI, also dated July 1, 2010. These financial statements and financial highlights have been included in reliance on the reports of and PwC, given on its authority as experts in accounting and auditing.
AVAILABLE INFORMATION
Each fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 100 F Street, N.E., Room 1580, Washington, D.C. 20549; at the Northeast Regional Office (3 World Financial Center, New York, NY 10281) and at the Midwest Regional Office (175 West Jackson Boulevard, Suite 900, Chicago, IL 60661). Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 100 F Street, N.E., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed online or downloaded from the SEC’s Web site at www.sec.gov.

EXHIBIT A
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of April 8, 2011, by and between John Hancock Growth Opportunities Fund (the “Acquired Fund”), a series of John Hancock Fund’s III (the “Trust”), a Massachusetts business trust, and John Hancock Small Company Fund (the “Acquiring Fund”), also a series of the Trust.
This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Sections 361(a) and Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision. The reorganization will consist of the transfer of: (a) all assets of the Acquired Fund attributable to its Class A, Class B and Class shares in exchange for Class A shares of the Acquiring Fund; and (b) all assets of the Acquired Fund attributable to its Class I shares in exchange for Class I shares of the Acquiring Fund (collectively, the Class A and Class I shares of the Acquiring Fund issued in connection with this Agreement are referred to as the “Merger Shares”); and the assumption by the Acquiring Fund of substantially all of the liabilities of the Acquired Fund and the distribution of the Merger Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.
In order to consummate the reorganization contemplated by this Agreement (the “Reorganization”) and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, each party hereby agrees as follows:
1. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND.
     The Trust, on behalf of the Acquiring Fund, represents and warrants to, and agrees with, the Acquired Fund that:
(a)	The Acquiring Fund is a series of shares of the Trust, a Massachusetts business trust duly organized and validly existing under, and in conformity with, the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out its obligations under this Agreement. The Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Trust. Each of the Trust and the Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b)	The Trust is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect, and the Acquiring Fund is a separate diversified series thereof duly designated in accordance with the applicable provisions of the Trust’s Second Amended and Restated Agreement and Declaration of Trust dated August 12, 2005, as may be amended (the “Declaration”), and the 1940 Act.

(c)	The Acquiring Fund has elected to be, and has met the requirements of subchapter M of Code for treatment as, a “regulated investment company” (“RIC”) within the meaning of Section 851 of the Code at all times since its inception, and will continue to meet such requirements at all times through the Closing Date (as defined in Section 7 herein) and thereafter. The Acquiring Fund has not at any time since its inception been liable for, or is not now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.

(d)	The Acquired Fund has been furnished with: (i) the annual report of the Acquiring Fund for the fiscal year ended March 31, 2010, and the audited financial statements appearing therein, having been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm (“PwC”); and (ii) the unaudited semiannual report of the Acquiring Fund for the six months ended September 30, 2010; which, in each case, fairly presents the financial condition and result of operations of the Acquiring Fund as of March 31, 2010 or September 30, 2010, as the case may be, in conformity with generally accepted accounting principles in the United States applied on a consistent basis.

(e)	The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown as belonging to it on the statement of assets and liabilities of the Acquiring Fund as of September

30, 2010, and those incurred in the ordinary course of business as an investment company since such date. As of the Valuation Time (as defined in Section 3(e)), the Acquiring Fund will advise the Acquired Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(f)	The Trust, on behalf of the Acquiring Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the Board of Trustees of the Trust (the “Board”), and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund’s shareholders and subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

(g)	Except as has been disclosed in writing to the Acquired Fund, there are no material legal, administrative or other proceedings pending or, to the knowledge of the Trust or the Acquiring Fund, threatened against the Trust or the Acquiring Fund which assert liability on the part of the Trust or the Acquiring Fund or which materially affect the financial condition of the Trust or the Acquiring Fund or the Trust’s or the Acquiring Fund’s ability to consummate the Reorganization. Neither the Trust nor the Acquiring Fund is charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h)	Neither the Trust nor the Acquiring Fund is obligated under any provision of the Declaration or the Trust’s By-laws dated March 8, 2005, as may be amended (the “By-laws”), and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquiring Fund and the Acquired Fund may mutually agree that the Acquiring Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

(i)	There are no material contracts outstanding to which the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement (as defined in sub-section (k) below) or that will not otherwise be disclosed to the Acquired Fund prior to the Valuation Time.

(j)	No consent, approval, authorization or order of any court or government authority is required for the consummation by the Acquiring Fund of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

(k)	The registration statement on Form N-14 filed with the Securities and Exchange Commission (the “Commission”) by the Trust on behalf of the Acquiring Fund and relating to the Merger Shares issuable hereunder, and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund’s shareholders referred to in Section 6(b) herein (together with the documents incorporated therein by reference, the “Proxy Statement/Prospectus”), and any supplement or amendment thereto or to the documents therein (as amended or supplemented, the “N-14 Registration Statement”), on the effective date of the N-14 Registration Statement, at the time of the shareholders’ meeting referred to in Section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquiring Fund,
(i)	did and will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

(ii)	does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquired Fund for use in the N-14 Registration Statement.

(l)	The Acquiring Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the N-14 Registration Statement.

(m)	All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquiring Fund. In regard to the statement that the outstanding shares will be nonassessable, it is noted that the Trust is a “Massachusetts business trust” and under Massachusetts’ law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquiring Fund. The Acquiring Fund does not have outstanding any security convertible into any of the Acquiring Fund shares.

(n)	The Merger Shares to be issued to the Acquired Fund pursuant to this Agreement have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued Class A and Class I shares of beneficial interest in the Acquiring Fund and will be fully paid and nonassessable by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof. In regard to the statement above that the Merger Shares will be nonassessable, it is noted that Trust is a “Massachusetts business trust” and under Massachusetts’ law, shareholders could, under certain circumstances, be held personally liable for the obligations of Trust.

(o)	At or prior to the Closing Date, the Merger Shares to be transferred to the Acquired Fund for distribution to the shareholders of the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquired Fund presently are qualified, and there will be a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

(p)	At or prior to the Closing Date, the Acquiring Fund will have obtained any and all regulatory, trustee and shareholder approvals necessary to issue the Merger Shares to the Acquired Fund.

(q)	The Acquiring Fund has filed, or intends to file, or has obtained extensions to file, all federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.
2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND.
     The Trust, on behalf of the Acquired Fund, represents and warrants to, and agrees with, the Acquiring Fund that:
(a)	The Acquired Fund is a series of shares of the Trust, a Massachusetts business trust duly organized and validly existing under, and in good standing in conformity with, the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out its obligations under this Agreement. The Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Trust. Each of the Trust and the Acquired Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b)	The Trust is a duly registered under the 1940 Act as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect, and the Acquired Fund is a separate diversified series thereof duly designated in accordance with the applicable provisions of the Declaration), and the 1940 Act.

(c)	The Acquired Fund has elected to be, and has met the requirements of subchapter M of the Code for treatment as a RIC within the meaning of Section 851 of the Code at all times since its inception, and will continue to meet such requirements at all times through the Closing Date with respect to its taxable year ending on the Closing Date. The Acquired Fund has not at any time since its inception been liable for, and is not now liable for, and will not be liable for on the Closing Date, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.

(d)	The Trust, on behalf of the Acquired Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the Board, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund’s shareholders and subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

(e)	The Acquiring Fund has been furnished with: (i) the annual report of the Acquired Fund for the fiscal year ended February 28, 2010, and the audited financial statements appearing therein, having been audited by PwC; and (ii) the unaudited semiannual report of the Acquired Fund for the six months ended August 31, 2010, and the financial statements appearing therein; which, in ease case, fairly presents the financial condition and result of operations of the Acquired Fund as of February 28, 2010 or August 31, 2010, as the case may be, in conformity with accounting principles generally accepted in the United States applied on a consistent basis.

(f)	The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown as belonging to it on its statement of assets and liabilities as of August 31, 2010, and those incurred in the ordinary course of business as an investment company since such date. As of the Valuation Time, the Acquired Fund will advise the Acquiring Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(g)	Except as has been disclosed in writing to the Acquiring Fund, there are no material legal, administrative or other proceedings pending or, to the knowledge of the Trust or the Acquired Fund, threatened against the Trust or the Acquired Fund which assert liability on the part of the Trust or the Acquired Fund or which materially affect the financial condition of the Trust or the Acquired Fund or the Trust’s or the Acquired Fund’s ability to consummate the Reorganization. Neither the Trust nor the Acquired Fund is charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h)	There are no material contracts outstanding to which the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement or that will not otherwise be disclosed to the Acquiring Fund prior to the Valuation Time.

(i)	Neither the Trust nor the Acquired Fund is obligated under any provision of the By-laws, and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquired Fund and the Acquiring Fund may mutually agree that the Acquired Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

(j)	The Acquired Fund has filed, or intends to file, or has obtained extensions to file, all federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

(k)	As used in this Agreement, the term “Acquired Fund Investments” shall mean: (i) the investments of the Acquired Fund shown on its schedule of investments as of the Valuation Time furnished to the Acquiring Fund; and (ii) all other assets owned by the Acquired Fund or liabilities incurred as of the Valuation Time. At the Valuation Time and the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the Acquired Fund Investments. At the Closing Date, subject only to the obligation to deliver the Acquired Fund Investments as contemplated by this Agreement, the Acquired Fund will have good and marketable title to all of the Acquired Fund Investments, and the Acquiring Fund will acquire all of the Acquired Fund Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof

(except those imposed by the federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Acquired Fund Investments or materially affect title thereto).

(l)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

(m)	The N-14 Registration Statement, on the effective date of the N-14 Registration Statement, at the time of the shareholders’ meeting referred to in Section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquired Fund,
(i)	did and will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

(ii)	does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund for use in the N-14 Registration Statement.
(n)	All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquired Fund (“Acquired Fund Shares”). In regard to the statement above that the Acquired Fund Shares will be nonassessable, it is noted that the Trust is a “Massachusetts business trust” and under Massachusetts’ law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquired Fund. The Acquired Fund does not have outstanding any security convertible into any of the Acquired Fund Shares, except that Class B shares of the Acquired Fund are convertible into Class A shares of the Acquired Fund in the manner and on the terms described in the N-14 Registration Statement.

(o)	All of the issued and outstanding shares of the Acquired Fund were offered for sale and sold in conformity with all applicable federal and state securities laws.

(p)	The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

(q)	The Acquired Fund will not sell or otherwise dispose of any of the Merger Shares to be received in the Reorganization, except in distribution to the shareholders of the Acquired Fund, as provided in Section 3 of this Agreement.
3. THE REORGANIZATION.
(a)	Subject to the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein, the Acquired Fund agrees to sell, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Acquired Fund, on the Closing Date, all of the Acquired Fund Investments (including interest accrued as of the Valuation Time on debt instruments) and to assume substantially all of the liabilities of the Acquired Fund, in exchange for that number of Merger Shares provided for in Section 4. Pursuant to this Agreement, as soon as practicable after the Closing Date, the Acquired Fund will distribute all Merger Shares received by it to its shareholders in exchange for their Acquired Fund Shares. Such distributions shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

(b)	If it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing,
(i)	nothing herein will require the Acquired Fund to dispose of any portfolio securities or other investments, if, in the reasonable judgment of the Board or the Acquired Fund’s investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquired Fund, and

(ii)	nothing will permit the Acquired Fund to dispose of any portfolio securities or other investments if, in the reasonable judgment of the Board or the Acquiring Fund’s investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquiring Fund.
(c)	Prior to the Closing Date, the Acquired Fund shall declare a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain realized to and including the Closing Date, if any.

(d)	The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest the Acquired Fund receives on or after the Closing Date with respect to any of the Acquired Fund Investments transferred to the Acquiring Fund hereunder.

(e)	The Valuation Time shall be 4:00 pm, Eastern Time, on the Closing Date, or such earlier or later day and time as may be mutually agreed upon in writing (the “Valuation Time”).

(f)	Recourse for liabilities assumed from the Acquired Fund by the Acquiring Fund in the Reorganization will be limited to the assets acquired by the Acquiring Fund. The known liabilities of the Acquired Fund, as of the Valuation Time, shall be confirmed to the Acquiring Fund pursuant to Section 2(k) of this Agreement.

(g)	The Acquired Fund will be terminated following the Closing Date by terminating its registration under the 1940 Act and its organization under Massachusetts law and, where it is required to do so, will withdraw its authority to do business in any state.

(h)	The Acquiring Fund will file with the Secretary of the Commonwealth of Massachusetts any necessary amendment to the Declaration and By-laws to consummate the Reorganization.
4. VALUATION.
(a)	On the Closing Date, the Acquiring Fund will deliver to the Acquired Fund a number of full and fractional Merger Shares having an aggregate net asset value equal: (a) in the case of Class A shares of the Acquiring Fund, to the aggregate value of the assets of the Acquired Fund attributable to Class A, Class B and Class C shares of the Acquired Fund on such date less the value of the liabilities attributable to Class A, Class B and Class C shares of the Acquired Fund assumed by the Acquiring Fund on that date; and (b) in the case of Class I shares of the Acquiring Fund, to the value of the assets of the Acquired Fund attributable to Class I shares of the Acquired Fund on such date less the value of the liabilities attributable to Class I shares of the Acquired Fund assumed by the Acquiring Fund on that date; in each case determined as hereinafter provided in this Section 4.

(b)	The net asset value of the Merger Shares to be delivered to the Acquired Fund, the value of the assets attributable to the Acquired Fund Shares, and the value of the liabilities of the Acquired Fund to be assumed by the Acquiring Fund, shall in each case be determined as of the Valuation Time.

(c)	The net asset value of the Merger Shares shall be computed in the manner set forth in the then-current prospectus or statement of additional information of the Acquiring Fund Prospectus. The value of the assets and liabilities of the Acquired Fund shall be determined by the Acquiring Fund, in cooperation with the Acquired Fund, pursuant to procedures which the Acquiring Fund would use in determining the fair market value of the Acquiring Fund’s assets and liabilities.

(d)	No adjustment shall be made in the net asset value of either the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.

(e)	The Acquiring Fund shall issue the Merger Shares to the Acquired Fund. The Acquired Fund shall promptly distribute the Merger Shares to the shareholders of the Acquired Fund by establishing open accounts for each Acquired Fund shareholder on the share ledger records of the Acquiring Fund. Certificates representing Merger Shares will not be issued to Acquired Fund shareholders.

(f)	The Acquiring Fund shall assume substantially all of the liabilities of the Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent liquidation and dissolution of the Acquired Fund or otherwise, except for the Acquired Fund’s liabilities, if any, arising pursuant to this Agreement.
5. PAYMENT OF EXPENSES.
(a)	Except as otherwise provided in this Section 5, each of John Hancock Investment Management, LLC, each Fund’s investment adviser (“JHIMS”), and the Acquired Fund will bear 50% of any and all costs and expenses of the Reorganization incurred by the Acquiring Fund and the Acquired Fund; provided, however, that the Acquiring Fund and the Acquired Fund will each pay any brokerage commissions, dealer mark-ups and similar expenses (“Portfolio Expenses”) that it may incur in connection with the purchases or sale of portfolio securities; and provided, further, that, the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification of the Merger Shares under applicable state and federal laws.

(b)	In the event that the Reorganization contemplated by this Agreement is not consummated, then JHIMS will bear all the costs and expenses incurred in connection with such Reorganization.

(c)	Notwithstanding any other provisions of this Agreement, if for any reason the Reorganization contemplated by this Agreement is not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.

(d)	Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of subchapter M of the Code.
6. COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.
     The Acquired Fund and the Acquiring Fund hereby covenant and agree with the other as follows:
(a)	Each of the Acquired Fund and the Acquiring Fund will operate its business as presently conducted in the ordinary course of business between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

(b)	The Trust, on behalf of the Acquired Fund, will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the Reorganization contemplated hereby.

(c)	In connection with the Acquired Fund shareholders’ meeting referred to in sub-section (b) above, the Acquiring Fund will prepare the Prospectus/Proxy Statement for such meeting, to be included in the N-14 Registration Statement, which the Trust, on behalf of the Acquiring Fund, will prepare and file for registration under the 1933 Act of the Merger Shares to be distributed to the Acquired Fund’s shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act. The Acquiring Fund will use its best efforts to provide for the N-14 Registration Statement to become effective as promptly as practicable. The Acquired Fund and the Acquiring Fund will cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement, as required by the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations thereunder and the state securities laws.

(d)	The information to be furnished by the Acquired Fund and the Acquiring Fund for use in the N-14 Registration Statement shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable hereto.

(e)	The Trust shall:
(i)	following the consummation of the Reorganization, terminate the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts, the Declaration and By-laws, the 1940 Act and any other applicable law;

(ii)	not make any distributions of any Merger Shares other than to the respective Acquired Fund shareholders and without first paying or adequately providing for the payment of all of its respective liabilities not assumed by the Acquiring Fund, if any; and

(iii)	on and after the Closing Date not conduct any business on behalf of the Acquired Fund except in connection with the termination of the Acquired Fund.
(f)	Each of the Acquired Fund and the Acquiring Fund agrees that by the Closing Date all of its federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes.

(g)	Neither the Acquiring Fund nor the Acquired Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code or is inconsistent with the treatment of the Reorganization as a reorganization within the meaning of such Code section. At or prior to the Closing Date, the Trust, the Acquiring Fund, the Trust and the Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable K&L Gates LLP, counsel to the Acquired Fund and the Acquiring Fund, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to K&L Gates).

(h)	In connection with the covenant in subsection (g) above, each of the Acquired Fund and Acquiring Fund will cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. The Acquiring Fund will retain for a period of ten (10) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters of the Acquired Fund for such Acquired Fund’s taxable period first ending after the Closing Date and for all prior taxable periods.

(i)	After the Closing Date, the Acquired Fund shall prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed by the Acquired Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by the Acquired Fund (other than for payment of taxes) in connection with the preparation and filing of said tax returns after the Closing Date shall be borne by such Acquired Fund to the extent such expenses have been accrued by such Acquired Fund in the ordinary course without regard to the Reorganization; any excess expenses shall be borne by the investment adviser or an affiliate thereof.

(j)	Following the consummation of the Reorganization, the Acquiring Fund will continue its business as a diversified series of the Trust, an open-end management investment company registered under the 1940 Act.
7. CLOSING DATE.
(a)	Delivery of the assets of the Acquired Fund to be transferred, together with any other Acquired Fund Investments, assumption of the liabilities of the Acquired Fund to be assumed, and delivery of the Merger Shares to be issued as provided in this Agreement shall be made at such place and time as the Acquired Fund and Acquiring Fund shall mutually agree, as of the close of business on April 8, 2011, or at such other time and date agreed to by the Acquired Fund and the Acquiring Fund, the date and time upon which such delivery is to take place being referred to herein as the “Closing Date.”

(b)	To the extent that any Acquired Fund Investments, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Acquired Fund Investments to be transferred to the Acquiring Fund’s account with its custodian at the earliest practicable date thereafter.

(c)	The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmation or other adequate evidence as to the tax basis of the Acquired Fund Investments delivered to the Acquiring Fund hereunder.

(d)	As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of Acquired Fund Shares owned by each such shareholder, certified to the best of its knowledge and belief by the transfer agent for the Acquired Fund or by its President.
8. CONDITIONS OF THE ACQUIRED FUND’S OBLIGATIONS.
     The obligations of the Acquired Fund hereunder shall be subject to the following conditions:
(a)	That the Board has determined that participation in the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization, that this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board, and that the Acquiring Fund shall have delivered to the Acquired Fund a copy of the resolution approving this Agreement adopted by the Board certified by its Secretary.

(b)	That the Acquired Fund shall have received from the Acquiring Fund a statement of assets, liabilities and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of the Acquiring Fund’s investments, all as of the Valuation Time, certified on the Acquiring Fund’s behalf by its President (or any Vice President) or its Treasurer, and a certificate signed by the Acquiring Fund’s President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquiring Fund since the date of the Acquiring Fund’s most recent annual report or semiannual report, as applicable, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.

(c)	That the Acquiring Fund shall have furnished to the Acquired Fund a certificate signed by the Acquiring Fund’s President (or any Vice President), its Chief Financial Officer or its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

(d)	That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e)	That the Acquired Fund shall have received the opinion(s) of K&L Gates, counsel for the Acquiring Fund, dated as of the Closing Date, addressed to the Acquired Fund substantially in the form and to the effect that:
(i)	the Acquiring Fund is a separate series of the Trust, both the Acquiring Fund and the Trust are duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

(ii)	the Acquiring Fund is a separate series of the Trust, an open-end, management investment company registered under the 1940 Act;

(iii)	this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the Board, and this Agreement has been duly executed and delivered by the Trust on behalf of the Acquiring Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquiring Fund;

(iv)	neither the execution or delivery by the Trust on behalf of the Acquiring Fund of this Agreement nor the consummation by the Acquiring Fund of the Reorganization contemplated hereby violates any provision of any statute or any published regulation or any judgment or order disclosed to counsel by the Acquiring Fund as being applicable to the Acquiring Fund;

(v)	the Merger Shares have each been duly authorized and, upon issuance thereof in accordance with this Agreement, will be validly issued, fully paid and nonassessable, except to the extent shareholders could under certain circumstances, in accordance with Massachusetts’ law, be held personally liable for the obligations of the Acquiring Fund; and
(vi)	to their knowledge and subject to the qualifications set forth below, the execution and delivery by the Trust on behalf of the Acquiring Fund of this Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of the Commonwealth of Massachusetts or any state in which the Acquiring Fund is qualified to do business or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing which may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them.
(f)	That the Acquired Fund shall have obtained an opinion from K&L Gates dated as of the Closing Date, addressed to the Acquired Fund, and based upon such representations of the parties as K&L Gates may reasonably request, that the consummation of the Reorganization set forth in this Agreement complies with the requirements of a reorganization as described in Section 368(a) of the Code.

(g)	That all proceedings taken by the Acquiring Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the others.

(h)	That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Trust or the Acquiring Fund, be contemplated by the Commission.
9.	CONDITIONS OF THE ACQUIRING FUND’S OBLIGATIONS.

The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:
(a)	That the Board has determined that participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization, that this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board of the Acquired Fund and by the affirmative vote of the holders of a majority of the outstanding Acquired Fund Shares (as defined in the Declaration); and the Acquired Fund shall have delivered to the Acquiring Fund a copy of the resolutions approving this Agreement adopted by the Board, and a certificate setting forth the vote of the holders of the Acquired Fund Shares obtained, each certified by its Secretary.

(b)	That the Acquired Fund shall have furnished to the Acquiring Fund a statement of its assets, liabilities and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on the Acquired Fund’s behalf by its President (or any Vice President) or its Treasurer, and a certificate signed by the Acquired Fund’s President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquired Fund since the date of the Acquired Fund’s most recent annual report or semiannual report, as applicable, other than changes in the Acquired Fund Investments since that date or changes in the market value of the Acquired Fund Investments.

(c)	That the Acquired Fund shall have furnished to the Acquiring Fund a certificate signed by the Acquired Fund’s President (or any Vice President), its Chief Financial Officer or its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and the Acquired Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

(d)	That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e)	That the Acquiring Fund shall have received the opinion(s) of K&L Gates, counsel for the Acquired Fund, dated as of the Closing Date, addressed to the Acquiring Fund, substantially in the form and to the effect that:
(i)	the Acquired Fund is a separate series of the Trust, both the Acquired Fund and the Trust are duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

(ii)	the Acquired Fund is a separate series of the Trust, an open-end, management investment company registered under the 1940 Act;

(iii)	this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the Board, and this Agreement has been duly executed and delivered by the Trust on behalf of the Acquired Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquired Fund;

(iv)	neither the execution or delivery by the Trust on behalf of the Acquired Fund of this Agreement nor the consummation by the Acquired Fund of the Reorganization contemplated hereby violates any provision of any statute, or any published regulation or any judgment or order disclosed to counsel by the Acquired Fund as being applicable to the Acquired Fund; and

(v)	to their knowledge and subject to the qualifications set forth below, the execution and delivery by the Trust on behalf of the Acquired Fund of the Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of the Commonwealth of Massachusetts or any state in which the Acquired Fund is qualified to do business, or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing which may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them.
(f)	That the Acquiring Fund shall have obtained an opinion from K&L Gates, counsel for the Acquired Fund, dated as of the Closing Date, addressed to the Acquiring Fund, and based upon such representations of the parties as K&L Gates may reasonably request, that the consummation of the Reorganization set forth in this Agreement complies with the requirements of a reorganization as described in Section 368(a) of the Code.

(g)	That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund, be contemplated by the Commission.

(h)	That the Acquired Fund’s custodian shall have delivered to the Acquiring Fund a certificate identifying all assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.

(i)	That all proceedings taken by the Acquired Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund.

(j)	That prior to the Closing Date the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income for the period to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized up to and including the Closing Date.
10.	TERMINATION, POSTPONEMENT AND WAIVERS.
(a)	Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed,
(i)	by consent of the Board;

(ii)	by the Board, if any condition of the Acquired Fund’s obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by the Board; or

(iii)	by the Board, if any condition of the Acquiring Fund’s obligations set forth in Section 9 of this Agreement has not been fulfilled or waived by the Board.
(b)	If the Reorganization contemplated by this Agreement has not been consummated by April 8, 2012, this Agreement automatically shall terminate on that date, unless a later date is agreed to by the Board.

(c)	In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Acquired Fund, the Acquiring Fund or persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

(d)	At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Board, if, in the judgment of the Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Fund on behalf of which such action is taken.

(e)	The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and the Acquired Fund and the Acquiring Fund and the officers, trustees, agents or shareholders of such Funds shall not have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, agent or shareholder of either the Acquired Fund or the Acquiring Fund against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders, to which that officer, trustee, agent or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(f)	If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund unless such terms and conditions shall result in a change in the method of computing the number of Merger Shares to be issued to the Acquired Fund, in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.
11.	INDEMNIFICATION.
(a)	Each party (an “Indemnitor”) shall indemnify and hold the other and its officers, trustees, agents and persons controlled by or controlling any of them (each an “Indemnified Party”) harmless from and against any and all losses, damages, liabilities, claims, demands, judgments, settlements, deficiencies, taxes, assessments, charges, costs and expenses of any nature whatsoever (including reasonable attorneys’ fees) including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by such Indemnified Party in connection with the defense or disposition of any claim, action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such Indemnified Party may be or may have been involved as a party or otherwise or with which such Indemnified Party may be or may have been threatened (collectively, the “Losses”) arising out of or related to any claim of a breach of any representation, warranty or covenant made herein by the Indemnitor; provided, however, that no Indemnified Party shall be indemnified hereunder against any Losses arising directly from such Indemnified Party’s: (i) willful misfeasance; (ii) bad faith; (iii) gross negligence; or (iv) reckless disregard of the duties involved in the conduct of such Indemnified Party’s position.

(b)	The Indemnified Party shall use its best efforts to minimize any liabilities, damages, deficiencies, claims, judgments, assessments, costs and expenses in respect of which indemnity may be sought hereunder. The Indemnified Party shall give written notice to Indemnitor within the earlier of ten (10) days of receipt of written notice to Indemnified Party or thirty (30) days from discovery by Indemnified Party of any matters which may give rise to a claim for indemnification or reimbursement under this Agreement. The failure to give such notice shall not affect the right of Indemnified Party to indemnity hereunder unless such failure has materially and adversely affected the rights of the Indemnitor. At any time after ten (10) days from the giving of such notice, Indemnified Party may, at its option, resist, settle or otherwise compromise, or pay such claim unless it shall have received notice from Indemnitor that Indemnitor intends, at Indemnitor’s sole cost and expense, to assume the defense of any such matter, in which case Indemnified Party shall have the right, at no cost or expense to Indemnitor, to participate in such defense. If Indemnitor does not assume the defense of such matter, and in any event until Indemnitor states in writing that it will assume the defense, Indemnitor shall pay all costs of Indemnified Party arising out of the defense until the defense is assumed; provided, however, that Indemnified Party shall consult with Indemnitor and obtain Indemnitor’s prior written consent to any payment or settlement of any such claim. Indemnitor shall keep Indemnified Party fully apprised at all times as to the status of the defense. If Indemnitor does not assume the defense, Indemnified Party shall keep Indemnitor apprised at all times as to the status of the defense. Following indemnification as provided for hereunder, Indemnitor shall be subrogated to all rights of Indemnified Party with respect to all third parties, firms or corporations relating to the matter for which indemnification has been made.
12.	OTHER MATTERS.
(a)	All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

(b)	All notices hereunder shall be sufficiently given for all purposes hereunder if in writing and delivered personally or sent by registered mail or certified mail, postage prepaid. Notice to the Acquired Fund shall be addressed to the John Hancock Growth Opportunities Fund, c/o John Hancock, 601 Congress Street, Boston, Massachusetts 02210, Attention: General Counsel, or at such other address as the Acquired Fund may designate by written notice to the Acquiring Fund. Notice to the Acquiring Fund shall be addressed to John Hancock Small Company Fund, c/o John Hancock, 601 Congress Street, Boston, Massachusetts 02210, Attention: General Counsel, or at such other address and to the attention of such other person as the Acquiring Fund may designate by written notice to the Acquired Fund. Any notice shall be deemed to have been served or given as of the date such notice is delivered personally or mailed.

(c)	This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts applicable to agreements made and to be performed in said state.

(d)	It is expressly agreed that the obligations of the Trust, on behalf of each Fund, hereunder shall not be binding upon any of its trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the trust property of the respective Fund, as provided in the Declaration. The execution and delivery of this Agreement has been authorized by the Board on behalf of both Funds and signed by authorized officers of the Trust, acting as such, and neither such authorization by such trustees, nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Trust on behalf of the relevant Fund, as provided in the Declaration.

(e)	This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

IN WITNESS WHEREOF, the parties have hereunto caused this Agreement to be executed and delivered by their duly authorized officers as of the day and year first written above.

JOHN HANCOCK FUNDS III,
on behalf of its series, John Hancock Growth Opportunities Fund

By:

Name:

Title:

Attest:

Name:

Title:

JOHN HANCOCK FUNDS III,
on behalf of its series, John Hancock Small Company Fund

By:

Name:

Title:

Attest:

Name:

Title:

Agreed to and accepted as to Section 5 only:
JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, LLC

By:

Name:

Title:

Attest:

Name:

Title:

EXHIBIT B —
FINANCIAL HIGHLIGHTS OF THE FUNDS
These tables detail the financial performance of Class A, Class B, Class C and Class I shares of the Acquired Fund and Class A and Class I shares of the Acquiring Fund, including total return information showing how much an investment in the relevant fund and share class has increased or decreased each year.
The financial statements of the Acquired Fund as of February 28, 2010, and the financial statements of the Acquiring Fund as of March 31, 2010, have been audited by PricewaterhouseCoopers LLP (“PwC”), each fund’s independent registered public accounting firm. The report of PwC for each fund is included, along with that fund’s financial statements, in that fund’s annual report. Each fund’s latest annual report has been incorporated by reference into the SAI and is available upon request.
Information shown below relating to the Acquired Fund for the six months ended August 31, 2010, as well as information shown below relating to the Acquiring Fund for the six months ended September 30, 2010, has not been audited.
Growth Opportunities Fund Class A Shares

Per share operating performance
Period Ended	08/31/2010[1]	02/28/2010		02/28/2009	02/29/2008	02/28/2007[2]	02/28/2006[3]
Net Asset Value, Beginning of Period	$16.90	$11.53		$20.76	$24.34	$23.29	$21.31
Net investment income (loss)[4]	(0.07)	(0.10)		(0.10)	(0.15)	(0.07)[5]	0.04
Net realized and unrealized gain (loss) on investments	(0.12)	5.47		(9.13)	(3.43)	1.36	1.94
Total from Investment Operations	(0.19)	5.37		(9.23)	(3.58)	1.29	1.98

Less Distributions
From net realized gain	—	—		—	— [6]	(0.24)	—
Net Asset Value, End of Period	$16.71	$16.90		$11.53	$20.76	$24.34	$23.29

Total Return (%)[7,8,9]	(1.12)[10]	46.57		(44.46)	(14.69)	5.57	9.29	[10]

Ratios and Supplemental Data
Net assets, end of period (in millions)	$45	$47		$36	$72	$5	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.77 [11]	2.12	[12]	2.01	1.81	5.59	5.45	[11]
Expenses net of fee waivers	1.50 [11]	1.64	[12]	1.81	1.55	1.32	0.48	[11]
Expenses net of fee waivers and credits	1.50 [11]	1.51	[12]	1.54	1.54	1.32	0.48	[11]
Net investment income (loss)	(0.74)[11]	(0.68)		(0.52)	(0.64)	(0.34)[5]	0.41	[11]
Portfolio turnover (%)	59	125		140	262 [13]	96	43

1	Semiannual period from 3-1-10 to 8-31-10. Unaudited.

2	Effective 6-12-06, shareholders of the former GMO Small/Mid Cap Growth Fund (the predecessor fund) became owners of an equal number of full and fractional Class A shares of John Hancock Growth Opportunities Fund. Additionally, the accounting and performance history of the former GMO Small/Mid Cap Growth Fund was redesignated as that of John Hancock Growth Opportunities Fund Class A.

3	The inception date for Class A shares is 9-16-05.

4	Based on the average daily shares outstanding.

5	Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.14% of average net assets.

6	Less than ($0.005) per share.

7	Assumes dividend reinvestment (if applicable).

8	Total returns would have been lower had certain expenses not been reduced during the periods shown.

9	Does not reflect the effect of sales charges, if any.

10	Not annualized.

11	Annualized.

12	Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

13	Excludes merger activity.

Growth Opportunities Fund Class B Shares

Per share operating performance
Period Ended	08/31/2010[1]	02/28/2010		02/28/2009	02/29/2008	02/28/2007[2]
Net Asset Value, Beginning of Period	$16.49	$11.33		$20.52	$24.23	$22.17
Net investment loss[3]	(0.13)	(0.20)		(0.23)	(0.31)	(0.20)[4]
Net realized and unrealized gain (loss) on investments	(0.12)	5.36		(8.96)	(3.40)	2.50
Total from Investment Operations	(0.25)	5.16		(9.19)	(3.71)	2.30

Less Distributions
From net realized gain	—	—		—	— [5]	(0.24)
Net Asset Value, End of Period	$16.24	$16.49		$11.33	$20.52	$24.23

Total Return (%)[6,7,8]	(1.52)[9]	45.54		(44.79)	(15.29)	10.40	[9]

Ratios and Supplemental Data
Net assets, end of period (in millions)	$4	$5		$5	$13	$—	[10]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.74 [11]	3.19	[12]	3.07	2.61	14.62	[11]
Expenses net of fee waivers	2.20 [11]	2.24	[12]	2.72	2.25	2.22	[11]
Expenses net of fee waivers and credits	2.20 [11]	2.21	[12]	2.24	2.24	2.22	[11]
Net investment loss	(1.44)[11]	(1.38)		(1.24)	(1.34)	(1.21)[4,11]
Portfolio turnover (%)	59	125		140	262 [13]	96

1	Semiannual period from 3-1-10 to 8-31-10. Unaudited.

2	The inception date for Class B shares is 6-12-06.

3	Based on the average daily shares outstanding.

4	Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.02 per share and 0.11% of average net assets.

5	Less than ($0.005) per share.

6	Assumes dividend reinvestment (if applicable).

7	Total returns would have been lower had certain expenses not been reduced during the periods shown.

8	Does not reflect the effect of sales charges, if any.

9	Not annualized.

10	Less than $500,000.

11	Annualized.

12	Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

13	Excludes merger activity.

Growth Opportunities Fund Class C Shares

Per share operating performance
Period Ended	08/31/2010[1]	02/28/2010		02/28/2009	02/29/2008	02/28/2007[2]
Net Asset Value, Beginning of Period	$16.49	$11.32		$20.53	$24.23	$22.17
Net investment loss[3]	(0.13)	(0.20)		(0.21)	(0.32)	(0.19)[4]
Net realized and unrealized gain (loss) on investments	(0.12)	5.37		(9.00)	(3.38)	2.49
Total from Investment Operations	(0.25)	5.17		(9.21)	(3.70)	2.30

Less Distributions
From net realized gain	—	—		—	— [5]	(0.24)
Net Asset Value, End of Period	$16.24	$16.49		$11.32	$20.53	$24.23

Total Return (%)[6,7,8]	(1.52)[9]	45.67		(44.86)	(15.25)	10.40	[9]

Ratios and Supplemental Data
Net assets, end of period (in millions)	$2	$2		$2	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.76 [10]	3.27	[11]	3.45	3.14	10.43	[10]
Expenses net of fee waivers	2.20 [10]	2.28	[11]	2.55	2.25	2.22	[10]
Expenses net of fee waivers and credits	2.20 [10]	2.21	[11]	2.24	2.24	2.22	[10]
Net investment loss	(1.45)[10]	(1.39)		(1.21)	(1.35)	(1.15)[4,10]
Portfolio turnover (%)	59	125		140	262 [12]	96

1	Semiannual period from 3-1-10 to 8-31-10. Unaudited.

2	The inception date for Class C shares is 6-12-06.

3	Based on the average daily shares outstanding.

4	Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.11% of average net assets.

5	Less than ($0.005) per share.

6	Assumes dividend reinvestment (if applicable).

7	Total returns would have been lower had certain expenses not been reduced during the periods shown.

8	Does not reflect the effect of sales charges, if any.

9	Not annualized.

10	Annualized.

11	Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

12	Excludes merger activity.

Growth Opportunities Fund Class I Shares

Per share operating performance
Period Ended	08/31/2010[1]	02/28/2010		02/28/2009	02/29/2008	02/28/2007[2]
Net Asset Value, Beginning of Period	$17.18	$11.66		$20.90	$24.41	$22.17
Net investment loss[3]	(0.01)	(0.04)		(0.01)	(0.07)	(0.02)[4]
Net realized and unrealized gain (loss) on investments	(0.15)	5.56		(9.23)	(3.44)	2.50
Total from Investment Operations	(0.16)	5.52		(9.24)	(3.51)	2.48

Less Distributions
From net realized gain	—	—		—	— [5]	(0.24)
Net Asset Value, End of Period	$17.02	$17.18		$11.66	$20.90	$24.41

Total Return (%)[6,7]	(0.93)[8]	47.34		(44.21)	(14.36)	11.22	[8]

Ratios and Supplemental Data
Net assets, end of period (in millions)	$1	$—	[9]	$— [9]	$— [9]	$—	[9]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.68 [10]	26.99	[11]	121.96	12.17	16.26	[10]
Expenses net of fee waivers	1.04 [10]	1.07	[11]	1.09	1.04	1.13	[10]
Expenses net of fee waivers and credits	1.04 [10]	1.07	[11]	1.09	1.04	1.13	[10]
Net investment loss	(0.09)[10]	(0.27)		(0.04)	(0.30)	(0.10)[4,10]
Portfolio turnover (%)	59	125		140	262 [12]	96

1	Semiannual period from 3-1-10 to 8-31-10. Unaudited.

2	The inception date for Class I shares is 6-12-06.

3	Based on the average daily shares outstanding.

4	Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.11% of average net assets.

5	Less than ($0.005) per share.

6	Assumes dividend reinvestment (if applicable).

7	Total returns would have been lower had certain expenses not been reduced during the periods shown.

8	Not annualized.

9	Less than $500,000.

10	Annualized.

11	Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.01%.

12	Excludes merger activity.

Small Company Fund Class A Shares

Per share operating performance
Period Ended	9-30-10[1]	3-31-10[2,3]		10-31-09	10-31-08[4]	10-31-07	10-31-06	10-31-05
Net Asset Value, Beginning of Period	$17.82	$14.68		$13.83	$22.55	$23.04	$22.40	$23.77
Net investment income (loss)[5]	(0.02)	(0.02)		— [6]	0.05	(0.04)	(0.05)	0.03
Net realized and unrealized gain (loss) on investments	(0.21)	3.18		0.87	(6.01)	2.06	4.24	2.47
Total from Investment Operations	(0.23)	3.16		0.87	(5.96)	2.02	4.19	2.50

From net investment income	—	(0.02)		(0.02)	(0.01)	(0.01)	—	(0.01)
From net realized gain	—	—		—	(2.75)	(2.50)	(3.55)	(3.86)
Total Distributions	—	(0.02)		(0.02)	(2.76)	(2.51)	(3.55)	(3.87)
Net Asset Value, End of Period	$17.59	$17.82		$14.68	$13.83	$22.55	$23.04	$22.40

Total Return (%)[7,8]	(1.29)[9]	21.51	[9]	6.34	(29.67)	9.43	21.07	11.07

Ratios and Supplemental Data
Net assets, end of period (in millions)	$78	$92		$87	$104	$209	$212	$163
Ratios (as a percentage of average net assets):
Expenses before reductions	1.42 [10]	1.66	[10]	1.42	1.37	1.30	1.27	1.25
Expenses net of fee waivers and credits	1.34 [10]	1.39	[10]	1.39	1.31	1.25	1.24	1.20
Net investment income (loss)	(0.25)[10]	(0.23)[10]		(0.01)	0.27	(0.20)	(0.17)	0.09
Portfolio turnover (%)	66	42	[11]	155	177	132	135 [12]	169

1	Semiannual period from 4-1-10 to 9-30-10. Unaudited.

2	For the five month period ended 3-31-10. The Fund changed its fiscal year end from October 31 to March 31.

3	After the close of business on 12-11-09, holders of Investor Shares of the former FMA Small Company Portfolio (the predecessor fund) became owners of an equal number of full and fractional Class A shares of John Hancock Small Company Fund. These shares were first offered on 12-14-09. Additionally, the accounting and performance history of the Investor Shares of FMA Small Company Portfolio was redesignated as that of John Hancock Small Company Fund Class A.

4	Prior to 5-1-08, Investor Shares were offered as Institutional Shares.

5	Based on the average daily shares outstanding.

6	Less than ($0.005) per share.

7	Total returns would have been lower had certain expenses not been reduced during the periods shown.

8	Does not reflect the effect of sales charges, if any.

9	Not annualized.

10	Annualized.

11	Portfolio turnover is shown for the period from 11-1-09 to 3-31-10.

12	Includes the effects of in-kind transactions. If the in-kind transactions were not included, the Portfolio Turnover Rate would have been 127%.

Small Company Fund Class I Shares

Per share operating performance
Period Ended	9-30-10[1]	3-31-10[2,3]		10-31-09	10-31-08[4]
Net Asset Value, Beginning of Period	$17.84	$14.71		$13.84	$17.99
Net investment income[5]	— [6]	—	[7]	0.03	0.04
Net realized and unrealized gain (loss) on investments	(0.21)	3.18		0.87	(4.17)
Total from Investment Operations	(0.21)	3.18		0.90	(4.13)

Less Distributions
From net investment income	—	(0.05)		(0.03)	(0.02)
Net Asset Value, End of Period	$17.63	$17.84		$14.71	$13.84

Total Return (%)	(1.18)[8]	21.67	[8,9]	6.56	(22.95)[8,9]

Ratios and Supplemental Data
Net assets, end of period (in millions)	$48	$36		$23	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10 [10]	1.18	[10]	1.17	1.18 [10]
Expenses net of fee waivers and credits	1.10 [10]	1.14	[10]	1.14	1.08 [10]
Net investment income (loss)	(0.01)[10]	0.01	[10]	0.24	0.55 [10]
Portfolio turnover (%)	66	42	[11]	155	177

1	Semiannual period from 4-1-10 to 9-30-10. Unaudited.

2	For the five month period ended 3-31-10. The Fund changed its fiscal year end from October 31 to March 31.

3	After the close of business on 12-11-09, holders of Institutional Shares of the former FMA Small Company Portfolio (the predecessor fund) became owners of an equal number of full and fractional Class I shares of John Hancock Small Company Fund. These shares were first offered on 12-14-09. Additionally, the accounting and performance history of the Institutional Shares of FMA Small Company Portfolio was redesignated as that of John Hancock Small Company Fund Class I.

4	Commencement of operations 5-1-08.

5	Based on the average daily shares outstanding.

6	Less than ($0.005) per share.

7	Less than $0.005 per share.

8	Not annualized.

9	Total returns would have been lower had certain expenses not been reduced during the periods shown.

10	Annualized.

11	Portfolio turnover is shown for the period from 11-1-09 to 3-31-10.

Thank
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John Hancock Funds, LLC
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STATEMENT OF ADDITIONAL INFORMATION
[January 19, 2011]
JOHN HANCOCK GROWTH OPPORTUNITIES FUND
(the “Acquired Fund,” a series of John Hancock Funds III)
AND
JOHN HANCOCK SMALL COMPANY FUND
(the “Acquiring Fund,” a series of John Hancock Funds III)
     This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the related combined Proxy Statement and Prospectus (also dated [January 19, 2011]). This SAI provides additional information about the Acquiring Fund and the Acquired Fund (each, a “Fund,” and collectively, the “Funds”). Each Fund operates as a diversified series of John Hancock Funds III (the “Trust”), a Massachusetts business trust. Please retain this SAI for further reference.
     A copy of the Proxy Statement and Prospectus can be obtained free of charge by writing or telephoning:
John Hancock Signature Services, Inc.
P. O. Box 9510
Portsmouth, NH 03802-9510
800-225-5291
www.jhfunds.com

INTRODUCTION
     This SAI is intended to supplement the information provided in a combined Proxy Statement and Prospectus dated [January 19, 2011] relating to the proposed reorganization of the Acquired Fund into the Acquiring Fund (the “Reorganization”) and in connection with the solicitation by the management of the Acquired Fund of proxies to be voted at the Special Meeting of Shareholders of the Acquired Fund to be held on March 23, 2011.
EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE
     The following documents are incorporated herein by reference. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this SAI.
1.	The SAI dated July 1, 2010 of the Trust (File Nos. 811-21777 and 333-125838) with respect to Class A, Class B, Class C, Class I, and Class NAV shares of the Acquired Fund, and Class A, Class I, Class ADV, and Class NAV shares of the Acquiring Fund, as filed with the Securities and Exchange Commission (the “SEC”) on June 25, 2010 (Accession No. 0000950123-10-061105 (the “Trust SAI”)).
2.	The Annual Report of the Trust (File No. 811-21777) for the fiscal year ended February 28, 2010 with respect to the Acquired Fund, as filed with the SEC on May 7, 2010 (Accession No. 0000928816-10-000547).
3.	The Semi-Annual Report of the Trust (File No. 811-21777) for the six months ended August 31, 2010 with respect to the Acquired Fund, as filed with the SEC on November 5, 2010 (Accession No. 0000928816-10-001307).
4.	The Annual Report of the Trust (File No. 811-21777) for the fiscal year ended March 31, 2010 with respect to the Acquiring Fund, as filed with the SEC on June 3, 2010 (Accession No. 0000928816-10-000598).
5.	The Semi-Annual Report of the Trust (File No. 811-21777) for the six months ended September 30, 2010 with respect to the Acquiring Fund, as filed with the SEC on December 2, 2010 (Accession No. 0000928816-10-001419).
ADDITIONAL INFORMATION ABOUT THE FUNDS
FUND HISTORY
     For additional information about each Fund generally and its history, see “Organization of the Funds” in the Trust SAI.
DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS
     For additional information about the each Fund’s investment objective, policies, risks and restrictions, see “Investment Objective and Policies,” “Descriptions and Risks of Fund Investments,” and “Investment Restrictions” in the Trust SAI.
MANAGEMENT OF THE FUNDS
     For additional information about the Trustees of the Trust, see “Those Responsible for Management” in the Trust SAI.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
     For additional information, see “Those Responsible for Management” and “Shareholders of JHF III” in the Trust SAI.

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INVESTMENT ADVISORY AND OTHER SERVICES
     For additional information, see “Investment Advisory and Other Services,” “Transfer Agent Services,” “Custody of Portfolio” and “Independent Registered Public Accounting Firm” in the Trust SAI.
PORTFOLIO MANAGERS
     For additional information, see “Appendix B — Portfolio Manager Information” in the Trust SAI.
BROKERAGE ALLOCATION AND OTHER PRACTICES
     For additional information about each Fund’s brokerage allocation practices, see “Brokerage Allocation” in the Trust SAI.
CAPITAL STOCK AND OTHER SECURITIES
     For additional information about the voting rights and other characteristics of shares of beneficial interest of each Fund, see “Description of Fund Shares” in the Trust SAI.
PURCHASE, REDEMPTION AND PRICING OF SHARES
     For additional information about purchase, redemption and pricing of shares of each Fund, see “Net Asset Value,” “Initial Sales Charge on Class A and Class T Shares,” “Special Redemptions,” “Additional Services and Programs” and “Purchases and Redemptions through Third Parties” in the Trust SAI. For additional information about redemption of the Acquired Fund’s Class B and Class C shares, see “Deferred Sales Charge on Class B and Class C Shares” in the Trust SAI.
TAXATION OF THE FUNDS
     For additional information about tax matters related to an investment in a Fund, see “Taxes” in the Trust SAI.
UNDERWRITERS
     For additional information about each Fund’s principal underwriter and distribution plans, see “Distribution Contracts” and “Sales Compensation” in the Trust SAI.
FINANCIAL STATEMENTS
     For additional information, see the most recent annual reports of the Funds, as incorporated by reference into the Trust SAI.
PRO FORMA FINANCIAL INFORMATION
     The Board of Trustees of the Trust (the “Board”), on behalf of each Fund, has proposed that shareholders of the Acquired Fund approve an Agreement and Plan of Reorganization (the “Agreement”) between the Acquired Fund and the Acquiring Fund. Under the Agreement, the Acquired Fund would transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund (the “Reorganization”). The Reorganization is intended to consolidate the Acquired Fund, managed by John Hancock Investment Management Services, LLC (“JHIMS”) and subadvised by Grantham, Mayo, Van Otterloo & Co., LLC (“GMO”), with a similar fund advised by JHIMS and subadvised by Fiduciary Management Associates, LLC (“FMA”).
     The unaudited pro forma information provided herein with respect to the Funds should be read in conjunction with the Acquired Fund’s annual and semi-annual reports dated February 28, 2010 and August 31, 2010, respectively, and the Acquiring Fund’s annual and semi-annual reports dated March 31, 2010 and September

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30, 2010, respectively, each of which is on file with the SEC and is available at no charge.
     The unaudited pro forma information set forth below for the period ended September 30, 2010 is intended to present ratios and supplemental data as if the Reorganization of the Acquired Fund into the Acquiring Fund had been consummated at October 1, 2009.
     The Funds have the same administrator, fund recordkeeping services agent, fund accounting agent, and custodian. Each of these service providers has entered into an agreement with the Trust, on behalf of the relevant Fund, which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund.
     Each Fund pays daily management fees to JHIMS equal to an annual percentage of its average daily net assets, as shown in the following table:
Annual Advisory Fee Rates

Growth Opportunities	Small Company
0.80% — first $500 million;	0.90% — first $500 million;
0.78% — next $500 million;	0.85% — next $500 million; and
0.77% — next $1.5 billion; and	0.80% —excess over $1 billion of such assets.
0.76% — excess over $2.5 billion of such assets.
     As of December 31, 2010, the net assets of: (i) the Acquired Fund were approximately $[____] million; and (ii) the Acquiring Fund were approximately $[____] million. The net assets of the combined Fund as of December 31, 2010 would have been approximately $[_____] million.
     On a pro forma basis for the year ended September 30, 2010, the proposed Reorganization would have resulted in an increase of approximately $52,300 in the investment management fees paid by the combined Fund (after applicable waivers and reimbursements), and a decrease in other operating expenses for the combined Fund (including custodian fees and audit fees) of approximately $72,700, resulting in a less than $0.01 per share expense decrease.
     No significant accounting policies will change as a result of the proposed Reorganization, specifically, policies regarding valuation of portfolio securities, or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended.
     Securities held by the Acquired Fund are expected to be sold in connection with the Reorganization, including for the purpose of complying with the new investment objective and principal investment strategies of the Acquired Fund.
     The Reorganization is expected to be tax-free for federal income tax purposes. This means that no gain or loss will be recognized by the Acquired Fund or its shareholders as a result of the Reorganization. The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the aggregate tax basis of the Acquired Fund shares held immediately before the Reorganization.
     As of February 28, 2010, the Acquired Fund had an unused capital loss carryforward of approximately $41 million, approximately $21.1 million of which expire in 2017, and approximately $19.7 million of which expire in 2018. As of March 31, 2010, the Acquiring Fund had a capital loss carryforward of approximately $38 million, approximately $15.9 million of which expire in 2015 and approximately $22.1 million of which expire in 2016.
     Each of the Acquired Fund and JHIMS will bear 50% of the costs incurred in connection with the Reorganization, estimated to be approximately $143,200. These costs do not include costs incurred in connection with selling the Acquired Fund’s portfolio securities in connection with the Reorganization. The Board took these estimated costs into account in approving the Reorganization. JHIMS will bear any such costs incurred by the Acquired Fund that would cause the Acquired Fund to exceed its expense limitation arrangements. If the Reorganization is not consummated, JHIMS will pay all of the expenses of the Reorganization.

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PART C
OTHER INFORMATION
ITEM 15. INDEMNIFICATION
          No change from the information set forth in Item 25 of the most recently filed amendment to the Registration Statement of John Hancock Funds III (“Registrant”) on Form N-1A under the 1933 Act and the 1940 Act (File Nos. 333-125838 and 811-21777) as filed with the Securities and Exchange Commission (the “SEC”) on November 5, 2010 (accession no. 0000950123-10-101104), which information is incorporated herein by reference.
ITEM 16. EXHIBITS

Exhibit No.	Exhibit Description	Note
(1)(a)	Second Amended and Restated Agreement and Declaration of Trust dated August 12, 2005.	(1)

(1)(b)	Amendment to Declaration of Trust dated September 2, 2009.	(2)

(2)(a)	By-Laws dated June 9, 2005.	(3)

(2)(b)	Amendment dated June 9, 2009 to the By-laws dated June 9, 2005.	(4)

(2)(c)	Amendment dated August 31, 2010 to the By-laws dated June 9, 2005.	(5)

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization.	(+ )

(5)	Instruments Defining Rights of Security Holders, see Exhibits (1) and (2).

(6)(a)	Advisory Agreement dated July 1, 2009 between the Registrant and John Hancock Investment Management Services, LLC (“JHIMS”).	(6)

(6)(b)	Amendment dated December 8, 2009 to Advisory Agreement dated July 1, 2009 relating to John Hancock Small Company Fund.	(7)

(6)(c)	Subadvisory Agreement between Registrant between the Registrant and Fiduciary Management Associates, LLC relating to John Hancock Small Company Fund.	(8)

(7)	Distribution Agreement between John Hancock Funds, LLC and Registrant.	(1)

(8)	Not applicable.

(9)	Master Custodian Agreement dated September 10, 2008 between Registrant and State Street Bank and Trust Company.	(2)

(10)(a)	Plan of Distribution pursuant to Rule 12b-1 dated September 2, 2005, as amended December 13, 2006 relating to Class A shares.	(9)

(10)(b)	Amended and Restated Multiple Class Plan pursuant to Rule 18f-3.	(10)

(11)	Opinion and Consent of Counsel.	(# )

(12)	Form of Opinion as to Tax Matters and Consent.	(# )

(13)(a)	Master Transfer Agency and Services Agreement dated June 1, 2007 between Registrant and John Hancock Signature Services, Inc.	(11)

(13)(b)	Amended and Restated Expense Limitation Agreement dated July 9, 2010 between Registrant and JHIMS.	(12)

(14)	Consent of Independent Registered Public Accounting Firm.	(# )

(15)	Not applicable.

(16)	Powers of Attorney.	(# )

Exhibit No.	Exhibit Description	Note
(17)(a)	Code of Ethics of Registrant, JHIMS, John Hancock Funds, LLC and John Hancock Distributors, LLC, dated January 1, 2008 revised January 1, 2010.	(8)

(17)(b)	Code of Ethics of Fiduciary Management Associates, LLC, revised as of January 21, 2010.	(2)

(17)(c)	Form of Proxy Card.	(# )

[1]	Incorporated by reference to an exhibit filed with pre-effective amendment no. 2 to Registrant’s Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the SEC on September 2, 2005 (accession no. 0000898432-05-000776).

[2]	Incorporated by reference to an exhibit filed with post-effective amendment no. 26 to Registrant’s Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the SEC on June 25, 2010 (accession no. 0000950123-10-061105).

[3]	Incorporated by reference to an exhibit filed with Registrant’s Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the SEC on June 15, 2005 (accession no. 0000898432-05-000492).

[4]	Incorporated by reference to an exhibit filed with post-effective amendment no. 19 to Registrant’s Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the SEC on June 30, 2009 (accession no. 0000950123-09-018788).

[5]	Incorporated by reference to an exhibit filed with post-effective amendment no. 28 to Registrant’s Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the SEC on November 5, 2010 (accession no. 0000950123-10-101104).

+	Filed herewith as Exhibit A to the Proxy Statement and Prospectus included in Part A of this Registration Statement.

[6]	Incorporated by reference to an exhibit filed with post-effective amendment no. 20 to Registrant’s Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the SEC on July 31, 2009, (accession no. 0000950123-09-028376).

[7]	Incorporated by reference to an exhibit filed with post-effective amendment no. 24 to Registrant’s Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the SEC on April 22, 2010, (accession number 0000950123-10-037188).

[8]	Incorporated by reference to an exhibit filed with post-effective amendment no. 21 to Registrant’s Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the SEC on February 23, 2010, (accession no. 0000950123-10-015685).

[9]	Incorporated by reference to an exhibit filed with post-effective amendment no. 3 to Registrant’s Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the SEC on December 15, 2006 (Accession No. 0001010521-06-000969).

[10]	Incorporated by reference to an exhibit filed with post-effective amendment no. 9 to Registrant’s Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the SEC on June 25, 2008 (Accession No. 0000950135-08-004552).

[11]	Incorporated by reference to an exhibit filed with post-effective amendment no. 19 to Registrant’s Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the SEC on June 30, 2009 (Accession No. 0000950123-09-018788).

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[12]	Incorporated by reference to an exhibit filed with post-effective amendment no. 27 to Registrant’s Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the SEC on October 12, 2010 (accession no. 0000950123-10-092811).

#	Filed herewith.
Item 17. Undertakings.
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3) The undersigned Registrant agrees that a final Opinion and Consent of K&L Gates LLP regarding certain tax matters and consequences to shareholders discussed in the Proxy Statement and Prospectus will be filed in a post-effective amendment to this Registration Statement.
NOTICE
          A copy of the Second Amended and Restated Agreement and Declaration of Trust of John Hancock Funds III is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

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SIGNATURES
          As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Boston and Commonwealth of Massachusetts, on the 20th day of December 2010.

John Hancock Funds III
By:	/s/ Keith F. Hartstein
Name:	Keith F. Hartstein
Title:	President and Chief Executive Officer

          As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Keith F. Hartstein Keith F. Hartstein	President and Chief Executive Officer	December 20, 2010

/s/ Charles A. Rizzo Charles A. Rizzo	Chief Financial Officer (Chief Accounting Officer)	December 20, 2010

/s/ James F. Carlin* James F. Carlin	Trustee	December 20, 2010

/s/ William H. Cunningham* William H. Cunningham	Trustee	December 20, 2010

/s/ Deborah C. Jackson* Deborah C. Jackson	Trustee	December 20, 2010

/s/ Charles L. Ladner* Charles L. Ladner	Trustee	December 20, 2010

/s/ Stanley Martin* Stanley Martin	Trustee	December 20, 2010

/s/ Patti McGill Peterson* Patti McGill Peterson	Trustee	December 20, 2010

/s/ Hugh McHaffie* Hugh McHaffie	Trustee	December 20, 2010

/s/ John A. Moore* John A. Moore	Trustee	December 20, 2010

/s/ Steven R. Pruchansky* Steven R. Pruchansky	Trustee	December 20, 2010

/s/ Gregory A. Russo* Gregory A. Russo	Trustee	December 20, 2010

/s/ John G. Vrysen* John G. Vrysen	Trustee	December 20, 2010

*By:	/s/ Nicholas J. Kolokithas Nicholas J. Kolokithas	December 20, 2010

Attorney-In-Fact, under
Power of Attorney filed herewith.

EXHIBIT INDEX

Exhibit No.	Description
(4)	Form of Agreement and Plan of Reorganization (filed as Exhibit A to the Proxy Statement and Prospectus included in Part A of this Registration Statement).

(11)	Opinion and Consent of Counsel.

(12)	Form of Opinion as to Tax Matters and Consent.

(14)	Consent of Independent Registered Public Accounting Firm.

(16)	Powers of Attorney.

(17)(c)	Form of Proxy Card.